UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

ANNUAL REPORT

NOVEMBER 30, 2016

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS

NOVEMBER 30, 2016 (UNAUDITED)

Adam Checchi

Dear Shareholder,

We are pleased to provide the 2016 annual report on the CCA Core Return Fund and the CCA Aggressive Return Fund (collectively the “CCA Funds”).  This report includes a summary of the twelve months of operations ended November 30, 2016 for the CCA Funds.  In addition to this report, information on both funds can be found on our website at www.ccafunds.com.

As we have previously stated, we created the CCA Funds with one primary goal: seeking to protect and grow our investors’ hard earned money!  We feel the best strategy to pursue in seeking to protect and grow our investors’ savings is to invest in civilization - what we refer to as “owning the world.”  We define “owning the world” as an investment strategy that tracks the world’s capital markets.  Presently there are approximately $100 trillion of publicly traded assets, comprised of approximately 12,000 stocks and 19,000 bonds across 108 countries and 24 industries.  We believe that owning the world’s stocks and bonds is a dependable long-term investment strategy because:

•

Global assets should grow with population and productivity

•

Risk is diversified across the world’s companies and governments; not tied to active security selection (i.e., trying to pick the winners and losers)

•

We believe the world will be always be worth more in the future than it is today as our civilization continues to progress

We also want the CCA Funds to be an appropriate investment solution for any investor at any time of their life, regardless of age, marital status, income level, occupation, etc.  To accomplish this, we felt it was critical to give our investors a simple way of customizing the risk and return of their investments to meet their individual needs.

To do this, we divide the entire world’s assets into two categories:

•

The Aggressive category – the highest risk/return stocks and bonds

•

The Core category – a proxy for the world’s stocks and bonds

The Funds’ adviser, Checchi Capital Fund Advisers, LLC (“CCFA”), and sub-adviser, Checchi Capital Advisers, LLC (“CCA”), use technology to assess over 85 different fundamental and behavioral characteristics to determine the appropriate category for each security.1  The CCA Aggressive Return Fund captures the performance of the Aggressive category.  The CCA Core Return Fund captures the performance of the Core category.  The two funds are complementary - allowing an investor to access varying degrees of risk exposure while maintaining diversification across the world’s capital markets.

1 For a more detailed explanation of CCA’s risk scoring process, please see the “Principal Investment Strategies” section of the prospectus.

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2016 (UNAUDITED)

The CCA Funds

By investing in some combination of the CCA Funds, the investor can customize their investment to match a desired financial profile, without sacrificing diversification or liquidity.  As an investor’s objectives change over time, they can adjust the proportion of each Fund they hold to target their desired risk level.  This dual Fund structure simplifies the investment process by providing customized global diversification in just two Funds instead of the myriad investments that most investors typically hold to achieve a diversified portfolio.

Figure 1 shows the hypothetical net investment return since inception of a portfolio holding the institutional share classes of the CCA Core Return Fund and CCA Aggressive Return Fund in varying proportions.  For example, a portfolio holding 90% Core Return Fund and 10% Aggressive Return Fund would have produced a net return of 5.5% whereas a portfolio holding 90% Aggressive Return Fund and 10% Core Return Fund would have produced a net return of 8.9%.  The CCA Funds are designed to be held in the proportion that matches an investor’s risk profile target at any given point in time.1

Figure 1.

Lower Risk/                                                                                                                                 Higher Risk/

Return Potential                                                                                                                   Return Potential

We encourage you to read through this annual report and the Funds’ prospectus and fact sheets and determine if an investment in the CCA Funds is right for you.

Sincerely,

Adam Checchi

Management’s Discussion of Performance

Global securities markets performed well in 2016 with both the MSCI ACWI Global Equity Index and the Barclays Global Aggregate Bond Index producing positive results.  The CCA Core Return Fund Institutional Class returned 2.2% in 2016 and 1.3% annualized since inception on December 26, 2012.  The CCA Aggressive Return Fund Institutional Class returned 4.8% and 2.3%, respectively, for the same periods.  Additionally, the CCA Funds continue to perform in line with their targeted risk profiles, with the CCA Aggressive Return Fund producing returns that were approximately double the returns of the CCA Core Return Fund in a year when more volatile, higher risk assets performed well.

1 Performance data is calculated since inception December 26, 2012 through November 30, 2016 using the total net return of the CCA Aggressive Return Institutional Class Fund and CCA Core Return Institutional Class Fund.  Proportional return is calculated by taking the sum of the total return for each fund multiplied by the proportional weight of each fund as a percentage of the total portfolio.  Proportional total returns are hypothetical and represent the net total return (before taxes) an investor would have earned had they held the Funds in the proportions listed.

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2016 (UNAUDITED)

CCA Core Return Fund

The CCA Core Return Fund Institutional Class returned 2.2% for the twelve months ended November 30, 2016, compared to 3.7% for the MSCI All Country World Index and 3.1% for the Barclays Global Aggregate Bond Index for the same period.

The CCA Core Return Fund attempts to capture the performance of the world’s investable domestic and international equity and fixed income securities, as determined by the Fund’s sub-adviser, CCA.  During the year, CCA adjusted the CCA Core Return strategy to track the performance of 100% of the world’s global securities markets compared to the previous strategy which only included 90% of the world’s global securities.  CCA made this change to better capture the returns of the world’s securities markets.  With the revised strategy, the Fund anticipates that approximately 40-60% of its assets will be invested in global equities and 40-60% will be invested in global bonds.  As a result, CCA uses a blended benchmark of equity and fixed income indices to track the performance of the CCA Core Return Fund.  As a result of the change in strategy, CCA also determined that the blended benchmark constituents should be adjusted slightly to create an equal split between global equities and global bond indices, better reflecting the overall allocation of global securities markets.  The revised blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.  This compares to the previous blended benchmark which consisted of 55% Barclays Global Aggregate Bond Index, 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, and 11% MSCI Emerging Markets Investable Market Index.  For comparison purposes, for the twelve month period ended November 30, 2016, both the revised blended benchmark and the previous blended benchmark produced returns of 3.4%.  As of November 30, 2016, the CCA Core Return Fund holdings consisted of approximately 54% global equities and 46% global bonds.1

The Fund underperformed its revised blended benchmark by 1.2% for the twelve months ended November 20, 2016.  Given the Fund’s limited operating history and low total asset level, CCA chose to rely on exchange-traded funds (ETFs) to access certain asset classes, specifically non-USD denominated fixed income and small capitalization foreign equities, which increased cost and led to a lag in performance.  The Fund also incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the investor.  The 0.9% annual operating expense does not include other fees associated with the Funds, including acquired fund fees and expenses, interest expenses, and other brokerage and trading costs.  Please refer to the Fund’s prospectus for more information.2

Excluding Fund operating expenses and management fees, the Fund underperformed its revised blended benchmark by approximately 0.30% for the twelve months ended November 30, 2016.3  CCA expects that the Fund’s performance relative to its revised blended benchmark will deviate from year to year.  However, over the long-term, the Fund seeks to perform in-line with its revised blended benchmark, excluding expenses and fees.

CCA Aggressive Return Fund

The CCA Aggressive Return Fund Institutional Class returned 4.8% for the twelve months ended November 30, 2016, compared to 3.7% for the MSCI All Country World Index and 3.1% for the Barclays Global Aggregate Bond Index for the same period.

1 Asset class allocation excludes cash holdings.

2 CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2017, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

3 Returns calculated using the 2016 Core Return Fund blended benchmark performance of 3.4% and deducting annual operating expenses of 0.9%.

CCA INVESTMENTS TRUST

LETTER TO THE SHAREHOLDERS (CONTINUED)

NOVEMBER 30, 2016 (UNAUDITED)

The CCA Aggressive Return Fund attempts to capture the performance of 10% of the world’s assets that provide the highest risk/return, as determined by the Fund’s sub-adviser, CCA.  To determine which securities have the highest risk/return, CCA periodically scores and ranks the world’s assets and modifies the Fund’s holdings accordingly.  As a result, it is difficult to provide an accurate “static” benchmark for the CCA Aggressive Return Fund.  Previously, CCA used a blended benchmark of 100% global equity indices to track the performance of the CCA Aggressive Return Fund.  However, due to historical Fund asset allocations including substantial amounts of both equity and fixed income securities since inception, CCA determined a change was necessary in its blended benchmark methodology and, as a result, it was determined that the revised blended benchmark for the CCA Aggressive Return Fund should be the same as the revised blended benchmark for the CCA Core Return Fund.   Therefore, the revised blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.  For comparison purposes, for the twelve month period ended November 30, 2016, both the revised blended benchmark and the previous blended benchmark produced returns of 3.4%.  As of November 30, 2016, the CCA Aggressive Return Fund holdings consisted of approximately 100% equities and no fixed income securities.1

The Fund outperformed its revised blended benchmark by 1.4% for the twelve months ended November 30, 2016.  The outperformance was driven primarily by increased volatility in higher risk/return securities which led to differences in asset allocations between the Fund and its revised blended benchmark for significant portions of the year.  The Fund incurred annual operating expenses of 0.9%, which is the contractually agreed limit on annual fund expenses charged to the Fund.  The 0.9% annual operating expense does not include other fees associated with the Funds, including acquired fund fees and expenses, interest expenses, and other brokerage and trading costs.  Please refer to the Fund’s prospectus for more information.2

Excluding Fund operating expenses and management fees, the Fund outperformed its revised blended benchmark by approximately 2.3% for the twelve months ended November 30, 2016.3  CCA expects that the Fund’s performance relative to its revised blended benchmark will deviate from year to year, which the Fund experienced in 2016.  Unlike the CCA Core Return Fund holdings, which should consist of a more static asset class profile, the CCA Aggressive Return Fund holdings will likely vary significantly over time.  As a result, it is difficult to provide a “static” benchmark that consistently approximates the performance of the Fund.  Changes were made to the blended benchmark in 2016, as noted above, to provide the investor with the most accurate performance benchmark possible.  CCA will continue to revisit the Fund’s blended benchmark and the underlying index proportions and adjust accordingly.

1 Asset class allocation excludes cash holdings.

2 CCFA has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2017, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) will not exceed 0.90% of the average daily net assets attributable to the Institutional Class, Investor Class, and Load Class shares, respectively.

3 Returns calculated using the 2016 Aggressive Return Fund blended benchmark performance of 3.4% and deducting annual operating expenses of 0.9%.

CCA CORE RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2016 (UNAUDITED)

 ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2016

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Core Return Fund – Institutional Class	2.21%	1.28%	$ 10,511
CCA Core Return Fund – Investor Class	1.76%	0.96%	$ 10,381
CCA Core Return Fund – Load Class (with load)	-3.46%	-3.76%	$ 9,078
CCA Core Return Fund – Load Class (without load)	1.87%	-1.69%	$ 9,578
MSCI USA IMI Index	7.61%	13.43%	$ 16,404
MSCI EAFE IMI Index	-3.16%	3.72%	$ 11,543
MSCI Emerging Markets IMI Index	7.63%	-2.22%	$ 9,156
MSCI All Country World Index	3.68%	7.37%	$ 13,224
Barclays Global Aggregate Bond Index	3.10%	-0.70%	$ 9,728
Prior Blended Benchmark	3.40%	2.28%	$ 10,927
New Blended Benchmark	3.41%	2.64%	$ 11,076

CCA Core Return Fund - Institutional Class
CCA Core Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
Barclays Global Aggregate Bond Index
Prior Blended Benchmark
MSCI All Country World Index
New Blended Benchmark
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
Dec-12
Feb-13
May-13
Aug-13
Nov-13
Feb-14
May-14
Aug-14
Nov-14
Feb-15
May-15
Aug-15
Nov-15
Feb-16
May-16
Aug-16
Nov-16

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market. Investors cannot invest directly in an Index.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The prior blended benchmark consists of 16% MSCI USA Investable Market Index, 18% MSCI EAFE Investable Market Index, 11% MSCI Emerging Markets Investable Market Index and 55% Barclays Global Aggregate Bond Index.

The new blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.

CCA AGGRESSIVE  RETURN FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2016 (UNAUDITED)

 ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2016

FUND/INDEX	ONE YEAR	SINCE INCEPTION	VALUE
CCA Aggressive Return Fund – Institutional Class	4.83%	2.30%	$ 10,933
CCA Aggressive Return Fund – Investor Class	4.72%	2.08%	$ 10,844
CCA Aggressive Return Fund – Load Class (with load)	-0.81%	-4.97%	$ 8,791
CCA Aggressive Return Fund – Load Class (without load)	4.65%	-2.92%	$ 9,279
MSCI USA IMI Index	7.61%	13.43%	$ 16,404
MSCI EAFE IMI Index	-3.16%	3.72%	$ 11,543
MSCI Emerging Markets IMI Index	7.63%	-2.22%	$ 9,156
MSCI All Country World Index	3.68%	7.37%	$ 13,224
Barclays Global Aggregate Bond Index	3.10%	-0.70%	$ 9,728
Prior Blended Benchmark	3.36%	5.62%	$ 12,397
New Blended Benchmark	3.41%	2.64%	$ 11,076

CCA Aggressive Return Fund - Institutional Class
CCA Aggressive Return Fund - Investor Class
MSCI USA IMI Index
MSCI EAFE IMI Index
MSCI Emerging Markets IMI Index
MSCI All Country World Index
Prior Blended Benchmark
Barclays Global Aggregate Bond Index
New Blended Benchmark
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
Dec-12
Feb-13
May-13
Aug-13
Nov-13
Feb-14
May-14
Aug-14
Nov-14
Feb-15
May-15
Aug-15
Nov-15
Feb-16
May-16
Aug-16
Nov-16

Since inception returns assumes inception date of December 26, 2012 for the Institutional Class shares and the Investor Class shares.  The Load Class shares commenced investment operations on May 23, 2014.

This chart assumes an initial investment of $10,000 made on the closing of December 26, 2012. Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days.

The Load Class shares offering price includes a maximum 5.25% front-end sales charge.  The graph above does not include the Load Class shares.  Please refer to the Prospectus for further information about the Load Class shares.

MSCI USA IMI Index – A proxy for the Total U.S. Equity Market, the MSCI USA Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the U.S. market. Investors cannot invest directly in an index.

MSCI EAFE IMI Index – A proxy for the Total Developed Equity Market excluding North America, the MSCI EAFE Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the developed markets, excluding North America.

MSCI Emerging Markets IMI Index – A proxy for the Total Emerging Equity Market, the MSCI Emerging Markets Investable Market Index is designed to measure the performance of the large, mid and small cap segments of the emerging markets.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Barclays Global Aggregate Bond Index – A proxy for the Total Global Investment Grade Bond Market, the Barclays Global Aggregate Bond Index is designed to measure the performance of the global investment grade bond markets.

The prior blended benchmark consists of 35% MSCI USA Investable Market Index, 40% MSCI EAFE Investable Market Index and 25% MSCI Emerging Markets Investable Market Index.

The new blended benchmark consists of 50% Barclays Global Aggregate Bond Index, 18% MSCI USA Investable Market Index, 20% MSCI EAFE Investable Market Index, and 12% MSCI Emerging Markets Investable Market Index.

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

The Fund's total annual operating expenses before fee waivers, per the March 29, 2016 prospectus, were 2.45%, 2.70%, and 2.69% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.09%, 1.34%, and 1.34% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA AGGRESSIVE  RETURN FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

Real Estate Investment Trusts
6%
Money Market Fund
1%
Consumer Discretionary
10%
Consumer Staples
7%
Energy
8%
Financials
22%
Health Care
9%
Industrials
10%
Information Technology
12%
Materials
5%
Telecommunications Services
5%
Utilities
5%
Exchange Traded Funds
0%

The Fund's total annual operating expenses before fee waivers, per the March 29, 2016 prospectus, were 1.78%, 2.04%, and 2.03% for Institutional Class, Investor Class, and Load Class shares, respectively. After fee waivers, the Fund's total annual operating expenses were 1.05%, 1.30%, and 1.30% for Institutional Class, Investor Class, and Load Class shares, respectively. Load Class shares are subject to a maximum sales charge imposed on purchases of 5.25%.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Advertising & Marketing
700	GMO Internet, Inc. (Japan)	$ 9,588	0.09%

Aerospace & Defense
255	Airbus Group SE ADR	4,062
53	Curtiss-Wright Corp.	5,328
37	General Dynamics Corp.	6,488
60	Honeywell International, Inc.	6,836
41	Huntington Ingalls Industries, Inc.	7,329
37	Lockheed Martin Corp.	9,814
23	Northrop Grumman Corp.	5,742
19	Orbital ATK, Inc.	1,621
42	Raytheon Co.	6,281
260	Rolls-Royce Holdings Plc. ADR	2,213
309	Safran SA ADR	5,296
32	Teledyne Technologies, Inc. *	3,996
71	The Boeing Co.	10,690
25	TransDigm Group, Inc.	6,286
54	United Technologies Corp.	5,817
142	Zodiac Aerospace (France)	3,146
		90,945	0.82%

Air Freight & Logistics
78	CH Robinson Worldwide, Inc.	5,838
23	FedEx Corp.	4,408
27	United Parcel Service, Inc. Class B	3,130
		13,376	0.12%

Airlines
103	Alaska Airgroup, Inc.	8,474
55	American Airlines Group, Inc.	2,554
3,000	Cathay Pacific Airways Ltd. (Hong Kong)	4,060
171	Delta Air Lines, Inc.	8,239
155	United Continental Holdings, Inc. *	10,687
		34,014	0.31%

Apparel & Other Finished Prods Of Fabrics & Similar Material
2,352	Stagecoach Group PLC (United Kingdom)	6,000	0.05%

Application Software
300	Capcom Co. Ltd. (Japan)	6,542
164	Temenos Group AG (Switzerland)	11,343
500	Tencent Holdings Ltd. (China)	12,484
		30,369	0.27%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Auto Components
19	Adient PLC (Ireland) *	$ 1,018
72	Bridgestone Corp. (Japan)	2,745
35	Continental AG (Germany)	6,195
108	Continental AG ADR	3,825
104	Denso Corp. ADR	2,308
400	Futaba Industrial Co. Ltd. (Japan)	2,416
194	Johnson Controls International Plc.	8,726
191	Magna International Inc. Class A (Canada)	7,726
		34,959	0.32%

Automobiles
488	Astra International Tbk PT ADR	5,514
282	Bayerische Motoren Werke AG ADR *	7,976
84	Daimler AG (Germany)	5,578
59	Daimler AG ADR	3,912
62	Daimler AG (Germany)	4,116
484	Ford Motor Co.	5,789
421	Ford Otomotiv Sanayi AS (Turkey)	3,469
87	Fuji Heavy Industries Ltd. (Japan)	3,528
152	General Motors Co.	5,249
73	Honda Motor Co. Ltd. ADR	2,171
200	Mitsubishi Motors Corp. (Japan)	924
125	Nissan Motor Co. Ltd. ADR	2,371
66	Renault SA (France)	5,197
177	Tata Motors Ltd. ADR	5,853
250	Toyota Motor Corp. ADR	29,633
120	Volkswagen AG ADR	3,280
95	Volkswagen AG ADR	2,445
		97,005	0.87%

Banks
378	Agricultural Bank of China Ltd. ADR	3,931
746	Akbank TAS ADR	3,260
188	Australia & New Zealand Banking Group Ltd. ADR	3,961
896	Banco Bilbao Vizcaya Argentaria SA ADR	5,519
695	Banco Bradesco SA ADR	6,012
1	Banco de Chile ADR	67
655	Banco do Brasil SA ADR	5,384
3,698	Banco Espirito Santo SA (Portugal) *	0
753	Banco Santander Brasil SA ADR	6,212
1,130	Banco Santander SA ADR	5,108
719	Banco Santander SA (Spain)	3,285
6,000	Bank Central Asia Tbk PT (Indonesia)	6,315

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Banks - (Continued)
666	Bank Mandiri Persero Tbk PT ADR	$ 5,139
1,181	Bank of America Corp.	24,943
880	Bank of China Ltd. ADR	10,006
7,000	Bank of Communications Co. Ltd. (China)	5,378
1,200	Bank of East Asia Ltd. (Hong Kong)	4,973
62	Bank of Montreal (Canada)	4,083
146	Bank of Nova Scotia (Canada)	8,066
322	Bank Rakyat Indonesia Persero Tbk PT ADR	5,165
11	Banque Cantonale Vaudoise (Switzerland)	6,836
674	Barclays Plc. ADR	7,246
232	BB&T Corp.	10,498
320	BNP Paribas SA ADR	9,286
80	BOC Hong Kong Holdings Ltd. ADR	5,997
40	BOK Financial Corp.	3,213
953	CaixaBank SA (Spain)	2,769
55	Canadian Imperial Bank of Commerce (Canada)	4,327
1,378	China Construction Bank Corp. ADR	20,546
32,440	China Construstion Bank Corp. Class H (China)	24,169
2,300	CIMB Group Holdings Bhd (Malaysia)	2,350
338	Citigroup Inc.	19,060
210	Commonwealth Bank of Australia (Australia)	12,191
200	Commonwealth Bank of Australia ADR	11,684
838	Credit AgriCole SA ADR	4,701
4,000	Dah Sing Banking Group Ltd. (Hong Kong)	7,466
228	Danske Bank A/S (Denmark)	6,657
86	DBS Group Holdings Ltd. ADR	4,199
28	DNB ASA ADR	4,141
148	Fifth Third BanCorp.	3,851
189	FNB Corp.	2,888
1,723	Grupo Financiero Inbursa SAB de CV (Mexico)	2,348
150	HDFC Bank Ltd. ADR	9,678
339	HSBC Holdings Plc. ADR	13,404
39	Iberiabank Corp.	3,231
929	ICICI Bank Ltd. ADR	7,283
390	Industrial & Commercial Bank of China Ltd. ADR	4,774
14,000	Industrial & Commercial Bank of China Ltd. (China)	8,572
371	ING Groep NV ADR	5,034
271	Intesa Sanpaolo SpA ADR	3,592
581	Itau Unibanco Holding SA ADR	6,008
374	JPMorgan Chase & Co.	29,984
152	KB Financial Group, Inc. ADR	5,445
354	KeyCorp.	6,128
4,151	Lloyds Banking Group PLC (United Kingdom)	3,004

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Banks - (Continued)
1,070	Lloyds Banking Group Plc. ADR	$ 3,124
810	Malayan Banking Bhd ADR	2,799
900	Mitsubishi UFJ Financial Group, Inc. ADR	5,400
899	Mitsubishi UFJ Financial Group, Inc. (Japan)	5,257
2,620	Mizuho Financial Group, Inc. (Japan)	4,634
646	National Australia Bank Ltd. ADR	6,925
100	National Bank of Canada (Canada)	3,745
422	Nordea Bank AB ADR	4,431
495	Nordea Bank AB (Sweden)	5,165
1,300	Oversea-Chinese Banking Corp. Ltd. ( Singapore) *	8,229
45	PrivateBancorp., Inc.	2,105
900	Public Bank Bhd (Malaysia)	3,940
175	Royal Bank of Canada (Canada)	11,343
418	Royal Bank of Scotland Group Plc. ADR *	2,027
1,232	Sberbank of Russia PJSC (Russian Federation)	3,050
134	Shinhan Financial Group Co. Ltd. ADR	5,081
365	Skandinaviska Enskilda Banken AB (Sweden)	3,634
625	Societe Generale SA ADR	5,363
421	Standard Bank Group Ltd. ADR	4,526
241	Standard Chartered PLC (United Kingdom) *	1,932
63	Sumitomo Mitsui Financial Group, Inc. (Japan)	2,313
1,208	Sumitomo Mitsui Trust Holdings, Inc. ADR	4,409
97	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,514
618	Svenska Handelsbanken AB ADR	4,258
190	Swedbank AB ADR	4,372
162	TCF Financial Corp.	2,811
66	The PNC Financial Services Group, Inc.	7,296
330	The Toronto-Dominion Bank (Canada)	15,639
3,068	Turkiye Garanti Bankasi AS (Turkey)	6,503
975	UniCredit SpA (Italy)	2,088
315	United Overseas Bank Ltd. (Singapore) *	4,482
136	US BanCorp.	6,748
268	Valley National BanCorp	3,039
556	Wells Fargo & Co.	29,424
307	Westpac Banking Corp. ADR	7,159
		596,132	5.37%

Base Metals
2,198	Norsk Hydro ASA (Norway)	10,346	0.09%

Beverages
1,410	Ambev SA ADR	7,036
207	Anheuser-Busch InBev NV ADR	21,377

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Beverages - (Continued)
100	Asahi Group Holdings Ltd. (Japan)	$ 3,249
66	Brown-Forman Corp. Class B	2,993
244	Coca-Cola Amatil Ltd. ADR	1,731
111	Coca-Cola European Partners PLC (United Kingdom)	3,603
42	Coca-Cola Femsa SAB de CV ADR	2,642
54	Constellation Brands, Inc. Class A	8,162
83	Diageo Plc. ADR	8,403
134	Heineken NV ADR	5,004
113	Ito En Ltd. (Japan)	3,729
165	Monster Beverage Corp. *	7,384
232	Pepsico Inc.	23,223
215	Pernod Ricard SA ADR	4,487
498	The Coca-Cola Co.	20,094
		123,117	1.11%

Biotechnology
27	Alexion Pharmaceuticals, Inc. *	3,310
83	Amgen, Inc.	11,958
9	Biogen, Inc. *	2,647
123	Celgene Corp. *	14,577
152	CSL Ltd. ADR	5,512
35	Genmab A/S (Denmark) *	6,058
153	Gilead Sciences, Inc.	11,276
160	Seattle Genetics, Inc. *	10,370
150	Takara Bio, Inc. (Japan)	1,913
37	United Therapeutics Corp. *	4,648
107	Vertex Pharmaceuticals, Inc. *	8,732
		81,001	0.73%

Building Products
101	Cie de Saint-Gobain (France)	4,378
25	Daikin Industries Ltd. ADR	4,768
45	Owens Corning	2,312
176	USG Corp. *	5,041
		16,499	0.15%

Capital Markets
24	Ameriprise Financial, Inc.	2,741
20	BlackRock, Inc.	7,416
168	Credit Suisse Group AG ADR	2,241
301	Daiwa Securities Group, Inc. (Japan)	1,806
173	Deutsche Bank AG (Germany) *	2,733
103	Federated Investors, Inc.	2,831

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Capital Markets - (Continued)
75	Invesco Ltd.	$ 2,348
57	Legg Mason, Inc.	1,818
118	Macquarie Group Ltd. (Australia)	7,308
1,971	Man Group PLC (United Kingdom)	2,795
494	Mediobanca SpA (Italy)	3,406
240	Morgan Stanley	9,926
310	Nomura Holdings, Inc. ADR	1,696
39	Northern Trust Corp.	3,204
22	Partners Group Holding AG (Switzerland)	10,678
136	The Bank of New York Mellon Corp.	6,449
99	The Charles Schwab Corp.	3,827
27	The Goldman Sachs Group, Inc.	5,921
540	UBS Group AG (Switzerland)	8,579
		87,723	0.79%

Casinos & Gaming
65	Paddy Power Betfair PLC (Ireland)	6,856	0.06%

Chemicals
55	Agrium, Inc. (Canada)	5,547
203	Air Liquide SA ADR	4,117
22	Air Products & Chemicals, Inc.	3,178
204	Akzo Nobel NV ADR	4,219
110	BASF SE ADR	9,426
959	DuluxGroup Ltd. (Australia)	4,148
76	Ecolab, Inc.	8,871
109	EI du Pont de Nemours & Co.	8,023
83	FMC Corp.	4,658
250	Linde AG (Germany)	4,190
1,000	Mitsui Chemicals, Inc. (Japan)	4,618
40	Monsanto Co.	4,108
6,328	Petkim Petrokimya Holding AS (Turkey)	6,660
2,600	Petronas Chemicals Group Bhd (Malaysia) *	3,971
185	Potash Corp. of Saskatchewan, Inc. (Canada)	3,373
40	Praxair, Inc.	4,812
128	Shin-Etsu Chemical Co. Ltd. ADR	2,400
172	Sumitomo Chemical Co. Ltd. ADR	4,002
103	Syngenta AG ADR	7,871
24	The Chemours Co.	593
71	The Dow Chemical Co.	3,956
15	The Sherwin-Williams Co.	4,030
64	Westlake Chemical Corp.	3,787
100	Yara International ASA ADR	3,699
		114,257	1.03%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Chemicals & Allied Products
14	Ingevity Corp. *	$ 733	0.01%

Commercial Printing
20	LSC Communications, Inc.	415	0.00%

Commercial Services & Supplies
3,593	China Everbright International Ltd. (Hong Kong)	4,353
65	Cintas Corp.	7,449
4,000	CITIC Envirotech Ltd. (Singapore) *	3,528
236	G4S Plc. ADR	3,566
67	KAR Auction Services, Inc.	2,825
150	Park24 Co. Ltd. (Japan)	4,256
217	Pitney Bowes, Inc.	3,114
1,894	Regus PLC (Luxembourg)	5,519
53	RR Donnelley & Sons Co.	922
176	Secom Ltd. ADR	3,244
		38,776	0.35%

Communications Equipment
578	Cisco Systems, Inc.	17,236
77	Motorola Solutions, Inc.	6,179
592	Nokia OYJ ADR	2,546
163	QUALCOMM, Inc.	11,105
272	Radware Ltd. *	3,648
		40,714	0.37%

Construction & Engineering
1,320	Obrascon Huarte Lain SA (Spain)	3,597
280	Vinci SA ADR	4,530
		8,127	0.07%

Construction Materials
15	Cemex SAB de CV ADR	117
1,863	CSR Ltd. (Australia)	5,597
309	LafargeHolcim Ltd. ADR	3,254
26	Martin Marietta Materials, Inc.	5,706
793	Sumitomo Osaka Cement Co. Ltd. (Japan)	2,797
400	The Siam Cement PCL (Thailand)	5,441
		22,912	0.21%

Consumer Finance
77	American Express Co.	5,547
66	Capital One Financial Corp.	5,547
91	Discover Financial Services	6,167
		17,261	0.16%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Containers & Packaging
40	AptarGroup, Inc.	$ 2,927
146	Berry Plastics Group, Inc. *	7,266
77	Crown Holdings, Inc. *	4,188
84	Westrock Co.	4,301
		18,682	0.17%

Crude Petroleum & Natural Gas
23	Eurofins Scientific SE (Luxembourg)	10,060	0.09%

Distributors
200	Canon Marketing Japan, Inc. (Japan)	3,146
61	Genuine Parts Co.	5,870
198	LKQ Corp. *	6,500
		15,516	0.14%

Diversified Consumer Services
187	Apollo Education Group, Inc. *	1,763
162	H&R Block, Inc.	3,590
		5,353	0.05%

Diversified Financial Services
129	Berkshire Hathaway, Inc. Class B *	20,310
37	CME Group, Inc.	4,178
1,313	FirstRand Ltd. (South Africa)	4,709
58	Groupe Bruxelles Lambert SA (Belgium)	4,758
308	Hong Kong Exchanges and Clearing Ltd. ADR	8,100
100	Intercontinental Exchange, Inc.	5,540
88	Moody's Corp.	8,844
69	ORIX Corp. ADR	5,480
996	RMB Holdings Ltd. (South Africa)	4,414
85	S&P Global, Inc.	10,114
		76,447	0.69%

Diversified Telecommunication Services
670	AT&T, Inc.	25,882
114	BCE, Inc. (Canada)	4,911
252	BT Group Plc. ADR	5,678
678	China Unicom Hong Kong Ltd. ADR	8,156
159	Chunghwa Telecom Co. Ltd. ADR	5,303
305	Deutsche Telekom AG (Germany)	4,802
329	Deutsche Telekom AG ADR	5,146
300	Frontier Communications Corp.	1,095
163	Level 3 Communications, Inc. *	8,976

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Diversified Telecommunication Services - (Continued)
310	Nippon Telegraph & Telephone Corp. ADR	$ 12,465
493	Orange SA ADR	7,040
250	Singapore Telecommunications Ltd. ADR	6,610
100	Swisscom AG ADR	4,268
414	Telecom Italia SpA (Italy)	3,097
684	Telefonica SA ADR	5,670
296	Telekomunikasi Indonesia Persero Tbk PT ADR	8,318
294	Telenor ASA ADR	4,316
324	Telia Co. AB ADR	2,404
218	Telstra Corp. Ltd. ADR	4,073
469	Verizon Communications, Inc.	23,403
		151,613	1.37%

Electric Services
100	Avangrid Inc.	3,617
310	Enersis Americas ADR	2,477
310	Enersis Chile SA ADR	1,460
		7,554	0.07%

Electric Utilities
57	American Electric Power Co., Inc.	3,366
648	CLP Holdings Ltd. ADR	6,289
9	CPFL Energia SA ADR	129
74	Duke Energy Corp.	5,459
59	Edison International	4,057
795	Electricite de France SA ADR	1,646
252	Electricite de France SA (France)	2,668
128	Endesa SA (Spain)	2,644
877	Enel SpA ADR	3,495
41	Entergy Corp.	2,818
149	Exelon Corp.	4,844
237	Iberdrola SA ADR	5,667
324	Korea Electric Power Corp. ADR	6,412
42	NextEra Energy, Inc.	4,798
141	PPL Corp.	4,718
200	SSE PLC ADR	3,671
250	The Kansai Electric Power Co., Inc. (Japan) *	2,462
118	The Southern Co.	5,525
67	Xcel Energy, Inc.	2,614
		73,282	0.66%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Electrical Equipment
220	ABB Ltd. (Switzerland)	$ 4,479
96	AMETEK, Inc.	4,546
900	Cosel Co. Ltd. (Japan)	9,130
79	Eaton Corp. PLC	5,254
48	Emerson Electric Co.	2,709
120,000	FDG Electric Vehicles Ltd. (Hong Kong) *	5,878
78	Mitsubishi Electric Corp. ADR	2,187
60	Murata Manufacturing Co. Ltd. (Japan)	8,080
385	Prysmian SpA (Italy)	9,204
28	Rockwell Automation, Inc.	3,744
400	Schneider Electric SE ADR	5,280
		60,491	0.55%

Electronic Computers
20	Dell Technologies, Inc. Class V *	1,071	0.01%

Electronic Equipment, Instruments & Components
68	Anixter International, Inc. *	5,314
61	Avnet, Inc.	2,799
100	Azbil Corp. (Japan)	2,706
147	Corning, Inc.	3,532
128	Dolby Laboratories, Inc. Class A	5,907
33	Hitachi Ltd. ADR	1,801
99	Ingram Micro, Inc. Class A	3,707
34	IPG Photonics Corp. *	3,261
133	Jabil Circuit, Inc.	2,813
42	Keysight Technologies, Inc. *	1,547
58	Kyocera Corp. ADR	2,814
430	LG Display Co. Ltd. ADR	5,108
281	National Instruments Corp.	8,281
68	Omron Corp. (Japan)	2,505
118	TE Connectivity Ltd. (Switzerland)	7,982
200	Yaskawa Electric Corp. (Japan)	3,064
		63,141	0.57%

Energy Equipment & Services
65	Halliburton Co.	3,451
39	Helmerich & Payne, Inc.	2,950
93	National Oilwell Varco, Inc.	3,474
162	Rowan Cos. Plc *	2,887
209	Schlumberger Ltd.	17,566
117	Tenaris SA ADR	3,769
45	Tidewater, Inc.	103
		34,200	0.31%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Entertainment Facilities
100	Oriental Land Co. Ltd. (Japan)	$ 5,689	0.05%

Exploration & Production
6	PrairieSky Royality Ltd. (Canada)	146	0.00%

Food & Drug Stores
1,404	Migros Ticaret AS (Turkey) *	6,988	0.06%

Food & Staples Retailing
38	Costco Wholesale Corp.	5,704
166	CVS Health Corp.	12,764
233	J Sainsbury PLC ADR	2,718
100	Loblaw Cos. Ltd. (Canada)	5,206
62	Seven & I Holdings Co. Ltd. (Japan)	2,400
80	Sysco Corp.	4,260
365	Tesco Plc. ADR *	2,840
92	The Kroger Co.	2,972
124	Walgreens Boots Alliance, Inc.	10,507
411	Wal-Mart de Mexico SAB de CV ADR	7,513
356	Wal-Mart Stores, Inc.	25,073
241	Wesfarmers Ltd. ADR	3,746
102	Whole Foods Market, Inc.	3,100
159	Woolworths Ltd. (Australia)	2,686
		91,489	0.82%

Food Products
183	Ajinomoto Co., Inc. ADR	3,611
59	Archer-Daniels-Midland Co.	2,551
149	Associated British Foods PLC (United Kingdom)	4,812
7	Barry Callebaut AG (Switzerland)	8,301
237	BRF SA ADR	3,610
33	Bunge Ltd.	2,253
355	Danone SA ADR	4,435
47	General Mills, Inc.	2,864
152	Hormel Foods Corp.	5,204
710	JBS SA ADR	4,061
113	Mead Johnson Nutrition Co.	8,146
103	Mondelez International, Inc.	4,248
288	Nestle SA ADR	19,382
142	Nestle SA (Switzerland)	9,543
100	Riken Vitamin Co. Ltd. (Japan)	3,872
151	The Kraft Heinz Co.	12,329
2,000	Yeo Hiap Seng Ltd. (Singapore) *	1,882
		101,104	0.91%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Gas Utilities
55	Atmos Energy Corp.	$ 3,912
2,420	Hong Kong & China Gas Co. Ltd. (Hong Kong)	4,504
22	ONE Gas, Inc.	1,320
47	Southwest Gas Corp.	3,484
452	Superior Plus Corp. (Canada)	3,987
45	WGL Holdings, Inc.	3,265
		20,472	0.18%

Health Care Equipment & Supplies
139	Abbott Laboratories	5,292
76	Alere, Inc. *	3,019
41	Baxter International, Inc.	1,819
57	Becton Dickinson and Co.	9,639
202	Cochlear Ltd. ADR	9,090
93	Essilor International SA ADR	4,909
3	Halyard Health, Inc. *	111
98	Hill-Rom Holdings, Inc.	5,227
15	Intuitive Surgical, Inc. *	9,656
196	Medtronic PLC (Ireland)	14,310
69	Olympus Corp. ADR	2,470
167	Smith & Nephew Plc. ADR	4,754
68	St Jude Medical, Inc.	5,386
14	Straumann Holding AG (Switzerland)	5,014
29	Stryker Corp.	3,296
31	Teleflex, Inc.	4,586
215	Terumo Corp. (Japan)	7,555
		96,133	0.87%

Health Care Providers & Services
27	Aetna, Inc.	3,533
25	Anthem, Inc.	3,563
40	Cardinal Health, Inc.	2,840
26	Community Health Systems, Inc. *	141
44	DaVita HealthCare Partners, Inc. *	2,787
43	Express Scripts Holding Co. Class C *	3,263
118	HCA Holdings, Inc. *	8,365
17	Humana, Inc.	3,615
49	McKesson Corp.	7,047
140	UnitedHealth Group, Inc.	22,165
37	WellCare Health Plans, Inc. *	5,070
		62,389	0.56%

Health Care Technology
140	Cerner Corp. *	6,969	0.06%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Home Product Stores
840	Steinhoff International Holdings N.V. (South Africa)	$ 3,882	0.03%

Hotels, Restaurants & Leisure
73	Carnival Corp.	3,753
7	Chipotle Mexican Grill, Inc. *	2,774
18	Cracker Barrel Old Country Store, Inc.	2,929
65	Dunkin' Brands Group, Inc.	3,529
655	Galaxy Entertainment Group Ltd. (Hong Kong)	3,251
370	Greene King PLC (United Kingdom)	3,174
416	Hilton Worldwide Holdings, Inc.	10,429
92	Las Vegas Sands Corp.	5,766
66	Marriott International, Inc.	5,199
49	McDonald's Corp.	5,844
129	Melco Crown Entertainment Ltd. ADR	2,536
3,063	Melco International Development Ltd. (Hong Kong)	4,927
3,000	Miramar Hotel & Investment Co. ( Hong Kong)	6,775
44	Royal Caribbean Cruises Ltd.	3,563
66	Six Flags Entertainment Corp.	3,804
2,000	SJM Holdings Ltd. (Hong Kong)	1,619
270	Sodexo SA ADR	5,879
200	St Marc Holdings Co. Ltd. (Japan)	6,181
130	Starbucks Corp.	7,536
37	Whitbread PLC (United Kingdom)	1,603
33	Yum! Brands, Inc.	2,092
		93,163	0.84%

Household Durables
83	Garmin Ltd. (Switzerland)	4,329
127	Newell Brands, Inc.	5,970
4	NVR, Inc. *	6,380
170	Panasonic Corp. ADR	1,765
132	Sony Corp. ADR	3,837
400	Sumitomo Forestry Co. Ltd. (Japan)	5,465
517	Tamron Co. Ltd. (Japan)	8,661
2,000	Techtronic Industries Co. Ltd. (Hong Kong)	7,798
13	Whirlpool Corp.	2,112
		46,317	0.42%

Household Products
43	Colgate-Palmolive Co.	2,805
33	Energizer Holdings, Inc.	1,481
66	Henkel AG & Co. KGaA ADR	6,680
28	Kimberly-Clark Corp.	3,237

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Household Products - (Continued)
60	Reckitt Benckiser Group Plc. (United Kingdom) *	$ 5,075
360	Reckitt Benckiser Group Plc. ADR	6,091
306	The Procter & Gamble Co.	25,233
129	Unicharm Corp. (Japan)	2,742
		53,344	0.48%

IT Services
30	Automatic Data Processing, Inc.	2,881
2,300	Axiata Group Bhd (Malaysia) *	2,155
212	Cielo SA ADR	1,841
84	Cognizant Technology Solutions Corp. Class A *	4,627
48	Computer Sciences Corp.	2,910
36	Fleetcor Technologies, Inc. *	5,376
344	Infosys Ltd. ADR	4,981
123	International Business Machines Corp.	19,953
145	Mastercard, Inc.	14,819
88	Nomura Research Institute Ltd. (Japan)	2,981
170	PayPal Holdings, Inc. *	6,678
113	Teradata Corp. *	3,034
177	Visa, Inc. Class A	13,686
		85,922	0.77%

Independent Power and Renewable Electricity Producers
6,000	Huadian Power International Corp. Ltd. (China)	2,544
17	Talen Energy Corp. *	237
		2,781	0.03%

Industrial Conglomerates
49	3M Co.	8,415
5,000	Citic Ltd. (Hong Kong)	7,695
646	CK Hutchison Holdings Ltd. ADR	7,826
53	Danaher Corp.	4,143
1,016	General Electric Co.	31,252
180	Jardine Matheson Holdings Ltd. ADR	9,592
559	Jardine Strategic Holdings Ltd. ADR	9,184
220	KOC Holding AS ADR	3,971
167	Koninklijke Philips NV ADR	4,778
5,000	NWS Holdings Ltd. (Hong Kong)	8,636
101	Siemens AG ADR	11,374
1,900	Sime Darby Bhd (Malaysia)	3,382
361	SM Investments Corp. (Philippines)	4,532
220	Smiths Group Plc. ADR	3,934
187	Toshiba Corp. ADR *	4,247
		122,961	1.11%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Industrial Instruments For Measurement, Display, And Control
26	Fortive Corp.	$ 1,430	0.01%

Industrial Maintenance Svcs
905	Zardoya Otis SA (Spain)	7,064	0.06%

Insurance
623	Aegon NV ADR	3,177
87	Aflac, Inc.	6,210
250	AIA Group Ltd. ADR	6,102
5	Alleghany Corp. *	2,840
620	Allianz SE ADR	9,836
27	American Financial Group, Inc./OH	2,220
102	American International Group, Inc.	6,460
61	Aon Plc.	6,960
42	Assurant, Inc.	3,626
290	Aviva Plc. ADR	3,274
448	AXA SA ADR	10,524
451	BB Seguridade Participacoes SA ADR	3,766
354	China Life Insurance Co. Ltd. ADR	5,133
49	Cincinnati Financial Corp.	3,760
506	Dai-ichi Life Holdings, Inc. (Japan)	8,099
57	Euler Hermes Group (France)	4,784
178	Genworth Financial, Inc. Class A *	762
84	Intact Financial Corp. (Canada)	5,845
49	Lincoln National Corp.	3,141
58	Loews Corp.	2,590
260	Manulife Financial Corp. (Canada)	4,534
5	Markel Corp. *	4,492
46	Marsh & McLennan Cos., Inc.	3,188
138	MetLife, Inc.	7,591
81	MS&AD Insurance Group Holdings, Inc. (Japan)	2,510
260	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	4,740
1,700	New China Life Insurance Co. Ltd. (China)	8,601
1,820	Old Mutual PLC (United Kingdom)	4,322
540	Ping An Insurance Group Co. of China Ltd. ADR	6,016
91	Power Corp. of Canada (Canada)	2,035
165	Power Financial Corp. (Canada)	4,087
57	Principal Financial Group, Inc.	3,288
33	Prudential Financial, Inc.	3,320
165	Prudential PLC ADR	6,356
218	Sampo Oyj ADR	4,800
315	Sanlam Ltd. ADR	2,785
1,022	SCOR SE ADR	3,296

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Insurance - (Continued)
87	The Chubb Corp. (Switzerland)	$ 11,136
48	The Travelers Companies, Inc.	5,441
87	Tokio Marine Holdings, Inc. ADR	3,813
46	Torchmark Corp.	3,224
255	Tryg S/A (Denmark)	4,585
41	WR Berkley Corp.	2,533
170	Zurich Insurance Group AG ADR	4,451
		210,253	1.90%

Integrated Oils
314	OMV AG (Austria)	10,142	0.09%

Internet & Catalog Retail
57	Amazon.com, Inc. *	42,782
72	Expedia, Inc.	8,932
182	JD.com, Inc. ADR *	4,890
47	Netflix, Inc. *	5,499
465	Rakuten, Inc. (Japan)	4,579
7	The Priceline Group, Inc. *	10,526
		77,208	0.70%

Internet Software & Services
326	Alibaba Group Holding Ltd. ADR *	30,651
25	Alphabet Inc. Class A *	19,397
38	Alphabet Inc. Class C *	28,806
30	Baidu, Inc. ADR *	5,008
200	DeNa Co. Ltd. (Japan)	6,085
170	eBay, Inc. *	4,728
246	Facebook Inc. Class A *	29,131
14	LinkedIn Corp. Class A *	2,733
35	NetEase, Inc. ADR	7,843
1,011	Tencent Holdings Ltd. ADR	25,214
174	United Internet AG (Germany)	6,651
225	Yahoo Japan Corp. ADR	1,641
77	Yahoo! Inc. *	3,159
50	Zillow Group, Inc. *	1,796
		172,843	1.56%

Investment Management
450	Hargreaves Lansdown PLC (United Kingdom)	6,624	0.06%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Leisure Products
62	Brunswick Corp.	$ 3,107
31	Shimano, Inc. (Japan)	5,085
38	Vista Outdoor, Inc. *	1,526
		9,718	0.09%

Life Insurance
629	Standard Life PLC (United Kingdom)	2,719	0.02%

Life Sciences Tools & Services
51	Lonza Group AG (Switzerland)	9,099
37	Thermo Fisher Scientific, Inc.	5,184
		14,283	0.13%

Lodging
13	ILG, Inc.	235	0.00%

Logistics Services
290	Deutsche Post AG ADR	9,054	0.08%

Machinery
249	Aalberts Industries Nv (Netherlands)	7,582
175	Atlas Copco AB ADR	5,296
29	Caterpillar, Inc.	2,771
36	Cummins, Inc.	5,104
116	FANUC Corp. ADR	1,991
23	Hino Motors Ltd. ADR	2,381
53	Illinois Tool Works, Inc.	6,635
119	Joy Global, Inc.	3,336
221	Komatsu Ltd. (Japan)	5,081
153	Kubota Corp. (Japan)	2,307
183	Metso OYJ (Finland) *	4,758
500	Mitsubishi Heavy Industries Ltd. (Japan)	2,212
300	Miura Co. Ltd. (Japan)	4,520
51	Oshkosh Corp. *	3,570
177	Paccar, Inc.	11,001
3,314	Rotork PLC (United Kingdom)	9,719
388	Sandvik AB ADR	4,582
191	SKF AB ADR	3,427
7	SMC Corp./Japan (Japan)	1,987
250	Star Micronics Co. Ltd. (Japan)	3,396
271	Trelleborg AB (Sweden)	4,948
52	Wabtec Corp./DE	4,403
88	Xylem, Inc./NY	4,539
		105,546	0.95%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Marine
17,000	SITC International Holdings Co. Ltd. (Hong Kong)	$ 10,518	0.09%

Mass Merchants
500	Aeon Co. Ltd. (Japan)	6,879	0.06%

Measurement Instruments
660	Halma PLC (United Kingdom)	7,783	0.07%

Media
5	Cable One, Inc.	2,955
55	CBS Corp. Class B	3,340
15	Charter Communications, Inc. Class A *	4,130
75	Cinemark Holdings, Inc.	2,988
119	Comcast Corp. Class A	8,272
58	Gannett Co. Inc.	553
173	Grupo Televisa SAB ADR	3,593
166	Lagardere SCA (France)	4,090
113	Liberty Global Plc. (United Kingdom) *	3,441
14	Liberty LiLAC Group (United Kingdom) *	296
520	Naspers Ltd. ADR	7,649
115	Omnicom Group, Inc.	9,998
255	Pearson Plc. ADR	2,517
392	ProSiebenSat.1 Media SE ADR	3,322
415	RELX NV ADR	6,648
400	RTL Group SA ADR	2,580
98	Sky Plc. ADR	3,807
116	TEGNA, Inc.	2,602
250	The Interpublic Group of Cos, Inc.	6,018
165	The Walt Disney Co.	16,355
95	Thomson Reuters Corp.	4,105
99	Time Warner, Inc.	9,090
10	Time, Inc.	162
87	Twenty-First Century Fox, Inc.	2,446
41	Viacom, Inc. Class B	1,537
199	Vivendi SA ADR	3,781
48	WPP Plc. ADR	5,100
		121,375	1.09%

Metals & Mining
590	Anglo American Plc. ADR *	4,472
196	Antofagasta Plc. ADR *	2,534
84	BHP Billiton Ltd. ADR	3,153
216	BHP Billiton Plc. ADR	7,154

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Metals & Mining - (Continued)
129	Commercial Metals Co.	$ 2,839
500	Daido Steel Co. Ltd. (Japan)	2,047
1,106	Fortescue Metals Group Ltd. (Australia)	4,792
862	Glencore Plc. ADR *	5,978
1,501	Grupo Mexico SAB de CV Series B (Mexico)	4,104
310	MMC Norilsk Nickel PJSC ADR	5,183
20,000	MMG Ltd. (Australia) *	5,620
375	Newcrest Mining Ltd. ADR	5,316
84	Newmont Mining Corp.	2,725
15	Nippon Steel & Sumitomo Metal Corp. (Japan)	321
776	Novagold Resources, Inc. *	3,554
90	Nucor Corp.	5,597
100	POSCO ADR	5,343
96	Rio Tinto Ltd. (United Kingdom)	4,092
98	Rio Tinto PLC (United Kingdom)	3,665
54	Royal Gold, Inc.	3,761
120	South32 Ltd. ADR	1,209
190	Southern Copper Corp. (Peru)	6,238
114	Steel Dynamics, Inc.	4,045
315	Teck Resources Ltd. (Canada) *	7,982
197	ThyssenKrupp AG (Germany)	4,457
20,000	Tiangong International Co. Ltd. (China)	2,398
2,000	UACJ Corp. (Japan)	5,762
822	Vale SA ADR *	6,979
390	Vedanta Ltd. ADR	5,226
		126,546	1.14%

Miscellaneous Chemical Products
11	Versum Materials, Inc. *	269	0.00%

Multi-Utilities
3,933	A2a SpA (Italy)	4,686
74	Ameren Corp.	3,635
53	Consolidated Edison, Inc.	3,698
57	Dominion Resources, Inc./VA	4,178
37	DTE Energy Co.	3,444
255	E.ON SE ADR	1,691
262	Engie SA (France)	3,233
1,979	Hera SpA (Italy)	4,098
11,340	Keppel Infrastructure Trust (Singapore) *	3,795
91	National Grid Plc. ADR	5,193
113	NiSource, Inc.	2,479
143	PG & E Corp.	8,408

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Multi-Utilities - (Continued)
57	Public Service Enterprise Group, Inc.	$ 2,355
44	Sempra Energy	4,391
61	Vectren Corp.	2,994
		58,278	0.53%

Multiline Retail
53	Canadian Tire Corp. Ltd. Class A (Canada)	5,519
115	Dollar General Corp.	8,892
49	Macy's, Inc.	2,068
755	Marks & Spencer Group PLC (United Kingdom)	3,104
57	Next PLC (United Kingdom)	3,496
67	Target Corp.	5,175
626	Woolworths Holdings Ltd./South Africa (South Africa)	2,887
		31,141	0.28%

Office Electronics
500	Seiko Epson Corp. (Japan)	10,009	0.09%

Oil & Gas Filed Machinery & Equipment
53	Paragon Offshore PLC *	10	0.00%

Oil, Gas & Consumable Fuels
30	Anadarko Petroleum Corp.	2,074
45	Apache Corp.	2,968
314	BP Plc. ADR	10,993
2	California Resources Corp. *	35
329	Canadian Natural Resources Ltd. (Canada)	11,110
234	Chesapeake Energy Corp. *	1,638
217	Chevron Corp.	24,209
59	China Petroleum & Chemical Corp. ADR	4,260
42	Cimarex Energy Co.	5,791
28	CNOOC Ltd. ADR	3,707
552	Cobalt International Energy, Inc. *	745
153	ConocoPhillips	7,424
48	Continental Resources Inc. *	2,784
43	Devon Energy Corp.	2,078
756	Ecopetrol SA *	6,471
112	Enbridge, Inc. (Canada)	4,708
376	Eni SpA (Italy)	5,233
51	EOG Resources, Inc.	5,229
453	Exxon Mobil Corp.	39,547
2,261	Gazprom PJSC ADR	10,491

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Oil, Gas & Consumable Fuels - (Continued)
198	Gibson Energy, Inc. (Canada)	$ 2,689
76	Hess Corp.	4,253
168	Husky Energy, Inc. (Canada) *	1,964
128	Imperial Oil Ltd. (Canada)	4,393
930	Inpex Corp. (Japan)	8,809
277	Kinder Morgan, Inc.	6,149
111	Lukoil PJSC ADR	5,462
518	Lundin Petroleum AB (Sweden) *	9,755
56	Marathon Petroleum Corp.	2,633
44	Noble Energy, Inc.	1,679
55	Occidental Petroleum Corp.	3,925
45	ONEOK, Inc.	2,472
85	PBF Energy, Inc.	2,039
329	Pembina Pipeline Corp. (Canada)	9,676
45	PetroChina Co. Ltd. ADR	3,174
748	Petroleo Brasileiro SA ADR *	8,131
614	Petroleo Brasileiro ADR *	5,759
36	Phillips 66	2,991
70	Pioneer Natural Resources Co.	13,373
67	QEP Resources Inc. *	1,317
207	Repsol SA ADR	2,780
1,219	Rosneft PJSC (Russian Federation)	6,412
105	Royal Dutch Shell Plc. Class A ADR	5,365
68	Royal Dutch Shell Plc. Class B ADR	3,684
520	Royal Dutch Shell Plc. Class A (Netherlands)	13,207
138	Sasol Ltd. ADR	3,679
394	Statoil ASA ADR	6,856
292	Suncor Energy, Inc. (Canada)	9,303
725	Surgutneftegas OJSC ADR	3,339
674	The Spar Group Ltd. (South Africa)	9,071
53	The Williams Companies, Inc.	1,627
314	TOTAL SA ADR	14,965
97	TransCanada Corp. (Canada)	4,349
64	Valero Energy Corp.	3,940
41	Whiting Petroleum Corp. *	501
146	Woodside Petroleum Ltd. ADR	3,330
53	World Fuel Services Corp.	2,356
		346,902	3.13%

Oil, Gas Field Services, Nbc
16	Seventy Seven Energy, Inc. *	0	0.00%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Paper & Forest Products
241	Canfor Corp. (Canada) *	$ 2,631
844	Hokuetsu Kishu Paper Co. Ltd. (Japan)	4,833
116	International Paper Co.	5,652
		13,116	0.12%

Personal Products
55	Beiersdorf AG (Germany)	4,486
33	Edgewell Personal Care Co. *	2,612
139	Herbalife Ltd. *	6,815
75	Kao Corp. ADR	3,484
305	L'Oreal SA ADR	10,365
255	Unilever NV ADR	10,157
125	Unilever Plc. ADR	4,998
111	Unilever Plc. (United Kingdom)	4,437
		47,354	0.43%

Pharmaceutical Preparations
6	Shire Plc. ADR	1,048	0.01%

Pharmaceuticals
258	AbbVie, Inc.	15,686
23	Allergan Plc. *	4,469
115	Astellas Pharma, Inc. ADR	1,599
220	AstraZeneca Plc. ADR	5,751
89	Bayer AG ADR	8,341
192	Bristol-Myers Squibb Co.	10,836
6,000	China Medical System Holdings Ltd. (China)	10,008
78	Chugai Pharmaceutical Co. Ltd. (Japan)	2,189
400	Daiichi Sankyo Co. Ltd. (Japan)	8,318
127	Dr Reddy's Laboratories Ltd. ADR	5,935
127	Eli Lilly & Co.	8,524
196	GlaxoSmithKline Plc. ADR	7,407
225	GlaxoSmithKline Plc. (United Kingdom)	4,208
107	Impax Laboratories Inc. *	1,546
14	Indivior Plc. ADR	286
60	Indivior Plc. (United Kingdom)	242
21	Jazz Pharmaceuticals PLC (Ireland) *	2,176
300	Johnson & Johnson	33,390
9	Mallinckrodt Plc. *	474
287	Merck & Co., Inc.	17,562
192	Merck KGaA ADR	6,398
160	Novartis AG (Switzerland)	11,043
195	Novartis AG ADR	13,408

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Pharmaceuticals - (Continued)
232	Novo Nordisk A/S ADR	$ 7,795
225	Ono Pharmaceutical Co. Ltd. (Japan)	4,976
669	Pfizer, Inc.	21,502
22	Roche Holding AG (Switzerland)	4,974
456	Roche Holding AG ADR	12,659
60	Sanofi (France)	4,837
301	Sanofi ADR	12,100
105	Takeda Pharmaceutical Co. Ltd. ADR	2,171
126	Teva Pharmaceutical Industries Ltd. ADR	4,750
47	Valeant Pharmaceuticals International, Inc. *	742
148	Zoetis, Inc.	7,456
		263,758	2.38%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
2	AdvanSix, Inc. *	37	0.00%

Professional Services
75	Equifax, Inc.	8,584
44	ManpowerGroup, Inc.	3,758
683	PageGroup Plc. (United Kingdom) *	3,408
		15,750	0.14%

Real Estate Management & Development
1,000	CapitaLand Ltd. (Singapore) *	2,147
14,309	China Jinmao Holdings Group Ltd. (Hong Kong)	3,836
115	Daiwa House Industry Co. Ltd. (Japan)	3,265
8,000	Goldin Properties Holdings Ltd. (Hong Kong) *	6,136
1,004	Henderson Land Development Co. Ltd. ADR	5,587
83	Mitsubishi Estate Co. Ltd. ADR	1,693
60	Mitsui Fudosan Co. Ltd. (Japan)	1,409
42	Morguard Corp. (Canada)	5,408
100	Nomura Real Estate Holdings, Inc. (Japan)	1,617
90	PSP Swiss Property AG (Switzerland)	7,746
595	Sun Hung Kai Properties Ltd. ADR	7,815
8,900	TICON Industrial Connection PCL (Thailand)	3,886
141	Tokyo Tatemono Co. Ltd. (Japan)	1,817
		52,362	0.47%

Restaurants
33	Yum China Holdings, Inc. *	928	0.01%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Road & Rail
204	Canadian National Railway Co.	$ 13,633
93	CSX Corp.	3,330
181	East Japan Railway Co. ADR	2,595
47	Kansas City Southern	4,169
1,184	MTR Corp. Ltd. (Hong Kong)	5,922
46	Norfolk Southern Corp.	4,897
34	Ryder System, Inc.	2,662
36	Union Pacific Corp.	3,648
		40,856	0.37%

Semiconductors & Semiconductor Equipment
145	Analog Devices, Inc.	10,765
149	Applied Materials, Inc.	4,798
72	ASML Holding NV (Netherlands)	7,425
508	Infineon Technologies AG ADR	8,479
494	Intel Corp.	17,142
33	Lam Research Corp.	3,499
81	Micron Technology, Inc. *	1,582
102	Silicon Laboratories, Inc. *	6,768
654	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	19,417
93	Texas Instruments, Inc.	6,875
83	Tokyo Electron Ltd. (Japan)	7,590
2,500	United Microelectronics Corp. ADR	4,550
58	Xilinx, Inc.	3,131
		102,021	0.92%

Services-Business Services
25	ZIllow Group, Inc. *	879	0.01%

Services-Computer Programming, Data Processing, Etc.
48	CSRA, Inc.	1,536
142	IHS Markit Ltd. (United Kingdom) *	5,103
		6,639	0.06%

Services-General Medical & Surgical Hospitals
6	Quorum Health Corp. *	34	0.00%

Services-Miscellaneous Business Services
20	Donnelley Financial Solutions, Inc. *	384	0.00%

Software
203	Activision Blizzard, Inc.	7,432
90	Adobe Systems, Inc. *	9,253

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Software - (Continued)
10	CDK Global, Inc.	$ 577
81	CheckPoint Software Technologies Ltd. (Israel) *	6,669
73	Citrix Systems, Inc. *	6,331
86	Dassault Systemes SE ADR	6,540
91	Manhattan Associates, Inc. *	4,768
103	Mentor Graphics Corp.	3,765
859	Microsoft Corp.	51,763
489	Oracle Corp.	19,653
47	Salesforce.com, Inc. *	3,384
140	SAP SE ADR	11,651
67	ServiceNow, Inc. *	5,571
128	SS&C Technologies Holdings, Inc.	3,841
39	Tyler Technologies, Inc. *	5,807
		147,005	1.33%

Specialty Retail
81	AutoNation, Inc. *	3,617
11	Autozone, Inc. *	8,615
73	CarMax, Inc. *	4,219
210	Fast Retailing Co. Ltd. ADR	7,455
4	Fast Retailing Co. Ltd. (Japan)	1,382
160	Grupo Catalana Occidente SA (Spain) *	4,801
135	Hennes & Mauritz AB (Sweden)	3,919
175	Inditex SA (Spain)	5,982
48	Lithia Motors, Inc. Class A	4,411
53	Lowes Companies, Inc.	3,739
15	O'Reilly Automotive, Inc. *	4,118
134	The Home Depot, Inc.	17,340
77	The TJX Cos., Inc.	6,032
723	Truworths International Ltd. (South Africa)	3,603
		79,233	0.71%

Technology Hardware, Storage & Peripherals
594	Apple, Inc.	65,649
76	Canon, Inc. ADR	2,197
78	FUJIFILM Holdings Corp. (Japan)	2,893
277	Hewlett Packard Enterprise Co.	6,593
277	HP, Inc.	4,266
187	Lenovo Group Ltd. ADR	2,317
250	Ricoh Co. Ltd. ADR	2,035
101	Seagate Technology Plc.	4,050
53	Western Digital Corp.	3,374
		93,374	0.84%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Telecom Carriers
2,400	Maxis (Malaysia) *	$ 3,204
344	Quebecor, Inc. Class B (Canada)	9,321
		12,525	0.11%

Textiles, Apparel & Luxury Goods
29	Christian Dior SE	5,636
612	Cie Financiere Richemont SA ADR	3,947
67	Deckers Outdoor Corp. *	3,985
176	Hanesbrands, Inc.	4,088
16	Hermes International (France)	6,599
109	Kate Spade & Co. *	1,619
250	Kering SA ADR	5,412
145	LVMH Moet Hennessy Louis Vuitton SE ADR	5,264
30	LVMH Moet Hennessy Louis Vuitton SE (France)	5,456
56	Michael Kors Holdings Ltd. (United Kingdom) *	2,603
106	NIKE, Inc. Class B	5,307
7,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	25,219
		75,135	0.68%

Thrifts & Mortgage Finance
189	Radian Group, Inc.	2,752	0.02%

Tobacco
225	Altria Group, Inc.	14,384
48	British American Tobacco Plc. ADR	5,234
85	British American Tobacco Plc. (United Kingdom)	4,670
138	Imperial Brands Plc. ADR	5,904
128	Japan Tobacco, Inc. (Japan)	4,409
201	Philip Morris International, Inc.	17,744
109	Reynolds American, Inc.	5,897
		58,242	0.53%

Trading Companies & Distributors
202	ITOCHU Corp. ADR	5,616
368	ITOCHU Corp. (Japan)	5,018
41	Marubeni Corp. ADR	2,291
120	Mitsubishi Corp. (Japan)	2,589
8	Mitsui & Co. Ltd. ADR	2,201
2	Veritiv Corp. *	94
		17,809	0.16%

Transaction Management Systems
75	Ingenico Group SA (France)	5,840	0.05%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Transport Support Services
1,625	Auckland International Airport Ltd. (New Zealand)	$ 7,081	0.06%

Transportation Infrastructure
12	Abertis Infraestructuras SA (Spain)	160
3,400	Central Pattana Plc. (Thailand)	5,377
2,030	International Container Terminal Services, Inc. (Philippines)	2,949
1,941	OHL Mexico SAB de CV (Mexico) *	1,667
126	Sydney Airport (Australia)	584
		10,737	0.10%

Utilities
4,944	Duet Group (Australia)	8,685	0.08%

Water Utilities
31	American Water Works Co., Inc.	2,247
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,233
		6,480	0.06%

Wireless Telecommunication Services
784	Advanced Info Service Plc. ADR	3,222
452	America Movil SAB de CV ADR	5,474
345	China Mobile Ltd. ADR	18,868
360	KDDI Corp. ADR	4,730
531	MTN Group Ltd. (South Africa)	4,269
313	NTT DOCOMO, Inc. ADR	7,146
112	Rogers Communications, Inc. Class B (Canada)	4,323
207	SK Telecom Co. Ltd. ADR	4,388
146	SoftBank Group Corp. ADR	4,373
50	SoftBank Group Corp. (Japan)	2,930
613	Sprint Corp. *	4,806
131	TMX Group Ltd. (Canada)	6,601
826	Turkcell Iletsisim Hizmetler AS ADR *	5,452
200	Vodafone Group Plc. (United Kingdom)	485
318	Vodafone Group Plc. ADR	7,772
		84,839	0.76%

Total for Common Stocks (Cost - $5,148,739)		$ 5,300,016	47.77%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Principal Amount		Fair Value	% of Net Assets

CORPORATE BONDS

Banks
11,000	European Investment 1.75% 03/15/2017	$ 11,020
10,000	HSBC Holdings 5.1% 04/05/2021	10,798
11,000	Wells Fargo 1.5% 01/16/2018	10,976
		32,794	0.30%

Beverages
8,000	Anheuser Busch 7.75% 01/15/2019	8,937
10,000	Coca Cola 1.65% 11/01/2018	10,052
		18,989	0.17%

Capital Markets
7,000	Credit Suisse 7.125% 07/15/2032	9,166
9,000	Goldman Sachs 5.95% 01/18/2018	9,404
		18,570	0.17%

Diversified Telecommunication Services
11,000	Verizon Communications 2.45% 11/01/2022	10,651	0.10%

Electric Utilities
10,000	Arizona Pub Serv 4.5% 04/01/2042	10,535
9,000	Entergy Gulf 6% 05/01/2018	9,534
		20,069	0.18%

Food Products
8,000	Kraft Foods 6.875% 01/26/2039	10,210	0.09%

Hotels, Restaurants & Leisure
10,000	Carnival Corp. 3.95% 10/15/2020	10,525	0.09%

Insurance
8,000	Equitable Companies 7% 04/01/2028	9,697
9,000	Hartford Financial 5.125% 04/15/2022	9,935
		19,632	0.18%

IT Services
10,000	Xerox Corp. 2.95% 03/15/2017	10,037	0.09%

Machinery
10,000	Deere & Co. 2.6% 06/08/2022	10,008	0.09%

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Principal Amount		Fair Value	% of Net Assets

Oil, Gas & Consumable Fuels
10,000	BP Capital 4.742% 03/11/2021	$ 10,862
10,000	ONEOK Partners 6.125% 02/01/2041	10,561
10,000	Plains Amer Pipeline 3.85% 10/15/2023	9,765
8,000	Shell International 5.5% 03/25/2040	9,115
10,000	Total Finance 4.45% 06/24/2020	10,749
		51,052	0.46%

Pharmaceuticals
10,000	Merck & Co. 4.15% 05/18/2043	10,153	0.09%

Real Estate Investment Trusts (REITs)
9,000	Host Hotels & Resorts 6% 10/01/2021	10,072	0.09%

Road & Rail
9,000	Norfolk Southern 5.9% 06/15/2019	9,841	0.09%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1% 03/08/2017	10,013
5,000	FHLMC 1.25% 10/02/2019	4,974
5,000	FNMA 1.05% 05/25/2018	4,992
		19,979	0.18%

Total for Corporate Bonds (Cost - $261,283)		$ 262,582	2.37%

Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
2	Global X MSCI Norway ETF	22
9	iShares 10-20 Year Treasury Bond ETF	1,204
1,305	iShares 1-3 Year Treasury Bond ETF	110,272
675	iShares 20+ Year Treasury Bond ETF	81,162
1,799	iShares 3-7 Year Treasury Bond ETF	220,809
858	iShares 7-10 Year Treasury Bond ETF	90,313
243	iShares Agency Bond ETF	27,440
41	iShares China Large-Cap ETF	1,541
724	iShares Emerging Markets Local Currency Bond ETF *	30,509
1,184	iShares International Treasury Bond ETF	107,862
1,375	iShares JP Morgan USD Emerging Markets	150,301
5,523	iShares MBS ETF	593,170
317	iShares MSCI Brazil Capped ETF	10,616
1,283	iShares MSCI Brazil Small-Cap ETF	14,318
4	iShares MSCI China Small-Cap ETF	176

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS - (Continued)
66	iShares MSCI Emerging Markets Small-Cap ETF	$ 2,734
7	iShares MSCI France ETF	164
1	iShares MSCI Germany ETF	25
199	iShares MSCI Hong Kong ETF	4,213
2,349	iShares MSCI India ETF	63,259
1,108	iShares MSCI Indonesia ETF	25,872
237	iShares MSCI Japan Small-Cap ETF	14,846
763	iShares MSCI Malaysia ETF	22,348
332	iShares MSCI MexiCo. Capped ETF	14,648
845	iShares MSCI Philippines ETF	27,243
503	iShares MSCI Poland Capped ETF	8,621
463	iShares MSCI Qatar Cp Etf	8,232
43	iShares MSCI Singapore ETF	905
1,184	iShares MSCI South Korea Capped ETF	63,060
2	iShares MSCI Switzerland Capped ETF	57
1,330	iShares MSCI Taiwan ETF	40,884
508	iShares MSCI Thailand Capped ETF	36,505
1,096	iShares MSCI UAE Capped ETF	17,425
5,007	Nomura TOPIX ETF (Japan)	65,742
1,073	Powershares Int Corp. Bond	26,063
12,888	SPDR Barclays International Corporate Bond ETF *	395,533
80,430	SPDR Barclays International Treasury Bond ETF *	2,095,202
348	Vaneck Vectors India Small-Cap Index ETF	14,748
6,846	Vaneck Vectors J.P. Morgan EM Local Currency Bond ETF	118,573
175	Vaneck Vectors Russia Small-Cap ETF	6,296
2,962	Vanguard Intermediate-Term Corporate Bond ETF	253,814
1,208	Vanguard Long-Term Corporate Bond ETF	106,485
1,260	Vanguard Short-Term Corporate Bond ETF	100,069
1	XACT OMXS30 (Sweden) *	18
Total Exchange Traded Funds (Cost - $5,075,355)		$ 4,973,299	44.84%

REAL ESTATE INVESTMENT TRUSTS
123	AGNC Investment Corp.	2,295
49	American Tower Corp.	5,011
25	AvalonBay Communities, Inc.	4,112
25	Boston Properties, Inc.	3,097
22	Care Capital Properties, Inc.	530
98	Crown Castle International Corp.	8,179
210	DiamondRock Hospitality Co.	2,224
123	Duke Realty Corp.	3,128
113	Equity Residential	6,781
31	Extra Space Storage, Inc.	2,175
37	Federal Realty Investment Trust	5,196

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - (Continued)
1,154	Goodman Group (Australia)	$ 5,690
93	Healthcare Realty Trust, Inc.	2,732
2	Japan Prime Realty Investment Corp. (Japan)	8,119
1	Kenedix Office Investment Corp. (Japan)	5,325
124	Kimco Realty Corp.	3,167
57	Lamar Advertising Co. Class A	3,779
287	Land Securities Group Plc. (United Kingdom)	3,482
21	Life Storage, Inc.	1,706
2,905	Mirvac Group (Australia)	4,396
194	Prologis, Inc.	9,875
22	Public Storage	4,605
135	Realty Income Corp.	7,484
135	Redwood Trust, Inc.	2,055
4,922	Shopping Centres Australasia Property Group (Australia)	7,702
24	Simon Property Group, Inc.	4,312
39	SL Green Realty Corp.	4,109
38	Sun Communities, Inc.	2,742
182	Sunstone Hotel Investors, Inc.	2,646
120	The GEO Group, Inc.	3,991
75	UDR, Inc.	2,553
180	Unibail-Rodamco SE ADR	3,944
45	Ventas, Inc.	2,719
273	Vereit, Inc.	2,263
26	Washington Prime Group, Inc.	261
48	Welltower, Inc.	3,013
91	Weyerhaeuser Co.	2,806
39	WP Carey, Inc.	2,267
Total Real Estate Investment Trusts (Cost - $151,173)		$ 150,471	1.36%

WARRANTS
600	Miramar Hotel 01/19/18	$ 329
Total Warrants (Cost - $0)		$ 329	0.00%

Principal Amount		Fair Value	% of Net Assets

U.S. TREASURY NOTES
10,000	US Treasury 0.875% 02/28/2017	$ 10,010
20,000	US Treasury 0.75% 6/30/2017	20,007
10,000	US Treasury 0.875% 01/31/2017	10,009
10,000	US Treasury 1% 09/30/2019	9,900
10,000	US Treasury 1.125% 03/31/2020	9,875
15,000	US Treasury 1.125% 05/31/2019	14,943

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Principal Amount		Fair Value	% of Net Assets

U.S. TREASURY NOTES - (Continued)
15,000	US Treasury 1.375% 11/30/2018	$ 15,073
10,000	US Treasury 1.75% 05/15/2022	9,878
20,000	US Treasury 3.625% 02/15/2044	22,380
10,000	US Treasury 2% 02/15/2023	9,940
10,000	US Treasury 2.125% 08/15/2021	10,117
10,000	US Treasury 2.625% 08/15/2020	10,354
10,000	US Treasury 2.625% 11/15/2020	10,356
5,000	US Treasury 3.125% 11/15/2041	5,118
5,000	US Treasury 3.875% 08/15/2040	5,788
10,000	US Treasury 3.5% 5/15/2020	10,650
5,000	US Treasury 4.625% 02/15/2040	6,442
5,000	US Treasury 5.25% 02/15/2029	6,435
5,000	US Treasury 6.25% 8/15/2023	6,290
10,000	US Treasury 0.75% 12/31/2017	9,982
10,000	US Treasury 1% 08/31/2019	9,908
10,000	US Treasury 1.375% 07/31/2018	10,050
10,000	US Treasury 2.5% 08/15/2023	10,205
Total for U.S. Treasury Notes (Cost - $245,276)		$ 243,710	2.20%

Shares		Fair Value	% of Net Assets

MONEY MARKET FUND
126,437	AIM Short Term Investments Treasury Institutional Class 0.22% ** (Cost - $126,437)	$ 126,437	1.14%

	Total Investments (Cost - $11,008,263)	$ 11,056,844	99.68%

	Other Assets Less Liabilities	35,063	0.32%

	Net Assets	$ 11,091,907	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  November 30, 2016.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

As of November 30, 2016, the breakout of the Fund's portfolio by country was as follows:

Country	% of Net Assets
Australia	0.63%
Austria	0.09%
Belgium	0.04%
Canada	1.66%
China	0.67%
Denmark	0.16%
Finland	0.04%
France	0.45%
Germany	0.39%
Hong Kong	1.11%
Indonesia	0.06%
Ireland	0.22%
Israel	0.06%
Italy	0.29%
Japan	3.20%
Luxembourg	0.14%
Malaysia	0.17%
Mexico	0.07%
Netherlands	0.25%
New Zealand	0.06%
Norway	0.09%
Peru	0.06%
Philippines	0.07%
Portugal	0.00%
Russian Federation	0.09%
Singapore	0.22%
South Africa	0.30%
Spain	0.27%
Sweden	0.25%
Switzerland	1.09%
Thailand	0.13%
Turkey	0.21%
United Kingdom	0.99%
United States	86.15%
99.68%

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
543	Unum Group	$ 22,953	0.11%

Aerospace & Defense
354	Curtiss-Wright Corp.	35,584
298	General Dynamics Corp.	52,254
99	L3 Communications Holdings, Inc.	15,619
172	Northrop Grumman Corp.	42,940
287	Raytheon Co.	42,918
116	Teledyne Technologies, Inc. *	14,485
805	United Technologies Corp.	86,715
		290,515	1.38%

Air Transportation, Scheduled
836	Jetblue Airways Corp. *	16,795
300	Toyota Industries Corp. (Japan)	14,038
		30,833	0.15%

Aircraft Part & Auxiliary Equipment
279	B/E Aerospace, Inc.	16,751	0.08%

Airlines
500	Japan Airlines Co., Ltd. (Japan)	14,776
623	Spirit Airlines, Inc. *	34,639
		49,415	0.24%

Apparel, Footwear & Accessories Design
2,000	Onward Holdings Co. Ltd. (Japan)	13,112	0.06%

Apparel & Other Finished Products of Fabrics & Similar Material
281	Under Armour, Inc. Class C *	7,244	0.03%

Auto Components
162	Generale des Etablissements Michelin Class B (France)	17,330
957	Gentex Corp.	17,695
923	Johnson Controls International Plc.	41,517
1,700	Nhk Spring Co. Ltd. (Japan)	15,910
1,100	Nissin Kogyo Co., Ltd. (Japan)	16,133
510	Tenneco, Inc. *	30,064
800	Tokai Rika Co., Ltd. (Japan)	15,665
700	Toyoda Gosei Co., Ltd. (Japan)	15,094
		169,408	0.81%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Auto Controls For Regulating Residential & Commercial Environment
220	Ingersoll-Rand Plc.	$ 16,399	0.08%

Automobiles
573	Daimler AG ADR	37,990
3,815	Ford Motor Co.	45,627
1,493	General Motors Co.	51,553
1,967	Honda Motor Co., Ltd. ADR	58,499
4,700	Nissan Motor Co., Ltd. (Japan)	43,349
210	Renault SA (France)	16,535
207	Thor Industries, Inc.	20,818
200	Toyota Motor Corp. (Japan)	11,609
1,811	Toyota Motor Corp. ADR	214,658
790	Volkswagen AG ADR	21,591
		522,229	2.48%

Banks
1,342	Australia & New Zealand Banking Group Ltd. ADR	28,276
7,806	Banco Santander SA (Spain)	35,283
9,975	Bank of America Corp.	210,672
391	Bank of Hawaii Corp.	32,598
308	Bank of Montreal (Canada)	20,285
884	BankUnited, Inc.	31,320
2,268	Barclays PLC ADR	24,381
793	Bb&T Corp.	35,883
1,334	BNP Paribas SA	38,713
512	CIT Group, Inc.	20,915
2,786	Citigroup, Inc.	157,103
409	Comerica, Inc.	26,074
1,110	Danske Bank A/S ADR	16,239
739	Fifth Third Bancorp	19,229
2,022	First Horizon National Corp.	38,580
186	First Republic Bank	15,233
4,000	Fukuoka Financial Group, Inc. (Japan)	17,285
2,123	HSBC Holdings Plc. ADR *	83,943
4,260	Huntington Bancshares, Inc.	53,080
2,076	ING Groep NV ADR	28,171
2,569	Investors Bancorp, Inc.	34,784
3,498	JPMorgan Chase & Co.	280,435
3,023	KeyCorp	52,328
152	M&T Bank Corp.	21,879
15,767	Mitsubishi UFJ Financial Group, Inc. ADR	94,602
27,800	Mizuho Financial Group, Inc. (Japan)	49,170
1,218	National Australia Bank Ltd. (Australia)	26,009

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Banks - (Continued)
2,168	Nordea Bank AB ADR	$ 22,623
449	Popular, Inc. (Puerto Rico)	18,252
690	PrivateBancorp, Inc.	32,278
569	Prosperity Bancshares, Inc.	37,628
1,622	Regions Financial Corp.	21,962
1,632	Skandinaviska Enskilda Banken (Sweden)	16,250
2,111	Standard Chartered Plc. (United Kingdom) *	16,925
7,953	Sumitomo Mitsui Financial Group, Inc. ADR	59,886
480	SunTrust Banks, Inc.	24,936
2,450	Svenska Handelsbanken AB ADR	16,880
716	Swedbank AB ADR	16,475
464	Synovus Financial Corp.	17,961
300	The Bank of Iwate Ltd. (Japan)	12,074
575	The Bank of Nova Scotia (Canada)	31,769
3,000	The Chiba Bank Ltd. (Japan)	17,757
1,400	The Chugoku Bank Ltd. (Japan)	18,895
4,000	The Hyakugo Bank Ltd. (Japan)	15,225
476	The PNC Financial Services Group, Inc.	52,617
2,000	The Shizuoka Bank Ltd. (Japan)	16,151
885	The Toronto-Dominion Bank (Canada)	41,940
4,000	The Yamagata Bank Ltd. (Japan)	16,412
1,200	United Overseas Bank Ltd. (Singapore) *	17,075
1,661	US Bancorp	82,419
773	Webster Financial Corp.	38,349
4,909	Wells Fargo & Co.	259,784
1,534	Westpac Banking Corp. ADR	35,773
		2,450,766	11.65%

Base Metals
600	Mitsubishi Materials Corp. (Japan)	17,731
1,000	Sumitomo Metal Mining Co., Ltd. (Japan)	13,339
		31,070	0.15%

Beverages
349	Brown-Forman Corp. Class A	16,487
1,000	Kirin Holdings Co., Ltd. (Japan)	16,268
190	Molson Coors Brewing Co. Class B	18,626
		51,381	0.24%

Biological Products (No Diagnostic Substances)
389	Juno Therapeutics, Inc. *	7,799	0.04%

Biotechnology
199	Intercept Pharmaceuticals, Inc. *	20,123	0.10%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Books: Publishing or Publishing And Printing
1,157	Houghton Mifflin Harcourt Co. *	$ 12,785	0.06%

Building Products
685	USG Corp. *	19,618
373	Cie de Saint-Gobain (France)	16,168
		35,786	0.17%

Building Sub Contractors
900	Chudenko Corp. (Japan)	18,110	0.09%

Cable & Other Pay Television Services
781	Twenty-First Century Fox, Inc. Class B	21,915	0.10%

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties
233	Lancaster Colony Corp.	31,574	0.15%

Capital Markets
154	Ameriprise Financial, Inc.	17,588
158	BlackRock, Inc.	58,585
1,006	Deutsche Bank AG (Germany) *	15,895
719	E*Trade Financial, Corp. *	24,813
383	Federated Investors, Inc.	10,529
534	Invesco Ltd.	16,720
961	Janus Capital Group, Inc.	12,974
901	Legg Mason, Inc.	28,742
1,831	Morgan Stanley	75,730
4,272	Nomura Holdings, Inc. ADR	23,368
221	Northern Trust Corp.	18,155
377	State Street Corp.	29,708
514	TD Ameritrade Holding Corp.	21,079
1,034	The Bank of New York Mellon Corp.	49,032
389	The Goldman Sachs Group, Inc.	85,304
		488,222	2.32%

Chemicals
212	Air Products & Chemicals, Inc.	30,626
214	Albemarle Corp.	18,785
144	Ashland Global Holdings, Inc.	16,229
210	Celanese Corp. Class A	16,657
585	CF Industries Holdings, Inc.	16,930
850	E.I. du Pont de Nemours & Co.	62,568
222	Eastman Chemical Co.	16,677
1,200	Kuraray Co., Ltd. (Japan)	16,950

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Chemicals - (Continued)
218	LyondellBasell Industries NV, Class A	$ 19,690
39	NewMarket Corp.	16,318
610	Olin Corp.	15,860
395	Sensient Technologies Corp.	30,846
1,096	The Dow Chemical Co.	61,069
583	The Mosaic Co.	16,557
161	The Valspar Corp.	16,436
2,000	Tosoh Corp. (Japan)	13,409
		385,607	1.83%

Chemicals & Allied Products
1,937	Huntsman Corp.	37,733	0.18%

Commercial Printing
224	LSC Communications, Inc.	4,618	0.02%

Commercial Services & Supplies
326	Clean Harbors, Inc. *	17,229
427	Deluxe Corp.	28,908
400	KAR Auction Services, Inc.	16,864
518	Miller Herman, Inc.	16,835
1,581	Pitney Bowes, Inc.	22,687
332	Republic Services, Inc.	18,423
596	RR Donnelley & Sons Co.	10,364
432	Waste Management, Inc.	30,033
		161,343	0.77%

Commercial & Residential Building Equipment & Systems
700	Chofu Seisakusho Co., Ltd. (Japan)	16,261	0.08%

Communications Equipment
1,445	Brocade Communications Systems, Inc.	17,831
4,913	Cisco Systems, Inc.	146,506
567	Finisar Corp. *	18,841
160	Harris Corp.	16,570
3,885	Nokia Corp. ADR	16,706
3,270	Telefonaktiebola Ericsson LM (Sweden)	16,826
404	ViaSat, Inc. *	28,797
		262,077	1.25%

Construction & Engineering
290	Emcor Group, Inc.	20,117
320	Fluor Corp.	17,123
		37,240	0.18%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Construction Materials
474	CRH Plc. (Ireland)	$ 15,694
377	Eagle Materials, Inc.	36,644
1,624	LafargeHolcim Ltd. ADR	17,101
		69,439	0.33%

Consumer Finance
867	Ally Financial, Inc.	16,837
471	Capital One Financial Corp.	39,583
386	Discover Financial Services	26,159
512	PRA Group, Inc. *	18,406
1,774	SLM Corp.	17,864
		118,849	0.56%

Containers & Packaging
217	Ball Corp.	16,288
1,429	Owens Illinois, Inc. *	26,251
540	Silgan Holdings, Inc.	26,735
323	WestRock Co.	16,538
		85,812	0.41%

Converted Paper & Paperboard Products (No Containers/Boxes)
233	Avery Dennison Corp.	16,790	0.08%

Cookies & Crackers
365	Snyder's-Lance, Inc.	13,600	0.07%

Cutlery, Handtools & General Hardware
1,131	BHP Billiton Plc. (Australia)	18,579	0.09%

Department Stores
1,600	Isetan Mitsukoshi Holdings Ltd. (Japan)	17,614
1,200	Marui Group Co., Ltd. (Japan)	16,510
2,000	Takashimaya Co., Ltd. (Japan)	16,570
		50,694	0.24%

Distributors
507	LKQ Corp. *	16,645
130	Pool Corp.	13,079
		29,724	0.14%

Diversified Banks
1,419	Credit Agricole SA (France)	16,006	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Diversified Consumer Services
591	DeVry Education Group, Inc.	$ 17,641	0.08%

Diversified Financial Services
1,260	Berkshire Hathaway, Inc. Class B *	198,374
332	CME Group, Inc.	37,486
211	Nasdaq, Inc.	13,523
253	S&P Global, Inc.	30,104
400	Tokyo Century Corp. (Japan)	12,903
		292,390	1.39%

Diversified Telecommunication Services
6,003	AT&T, Inc.	231,896
722	CenturyLink, Inc.	16,981
2,503	Deutsche Telekom AG ADR	39,147
3,455	Frontier Communications Corp.	12,611
2,301	Nippon Telegraph & Telephone Corp. ADR	92,523
1,424	Orange SA ADR	20,335
380	Swisscom AG ADR	16,216
2,623	Telefonica SA ADR	21,745
543	Telus Corp. (Canada)	16,958
3,985	Verizon Communications, Inc.	198,852
		667,264	3.17%

Electric & Other Services Combined
280	ALLETE, Inc.	17,310	0.08%

Electric Services
600	Eizo Corp. (Japan)	17,652
142	Pinnacle West Capital Corp.	10,498
		28,150	0.13%

Electric Utilities
481	American Electric Power Co. Inc,	28,403
673	Duke Energy Corp.	49,647
318	Edison International	21,869
7,710	Electricite de France SA ADR	15,960
5,442	Enel SpA ADR	21,686
229	Entergy Corp.	15,739
902	Exelon Corp.	29,324
528	FirstEnergy Corp.	16,521
508	Hawaiian Electric Industries, Inc.	15,646
187	IDACORP, Inc.	14,240
457	NextEra Energy, Inc.	52,203

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Electric Utilities - (Continued)
525	OGE Energy Corp.	$ 16,616
294	PNM Resources, Inc.	9,290
306	Portland General Electric Co.	12,730
664	PPL Corp.	22,217
959	The Southern Co.	44,900
181	Westar Energy, Inc.	10,310
497	Xcel Energy, Inc.	19,388
		416,689	1.98%

Electrical Equipment
345	AMETEK, Inc.	16,336
320	BWX Technologies, Inc.	12,531
246	Eaton Corp. Plc.	16,361
		45,228	0.21%

Electronic Components & Accessories
147	Hubbell, Inc.	16,505
400	Kyocera Corp. (Japan)	18,983
2,200	Nichicon Corp. (Japan)	19,072
		54,560	0.26%

Electronic Equipment, Instruments & Components
600	Azbil Corp. (Japan)	16,238
930	Corning, Inc.	22,348
356	Dolby Laboratories, Inc. Class A	16,429
527	Hitachi Ltd. ADR	28,769
772	Jabil Circuit, Inc.	16,328
1,040	National Instruments Corp.	30,649
247	TE Connectivity, Ltd. (Switzerland)	16,707
579	Trimble, Inc. *	16,322
1,300	Vishay Intertechnology, Inc.	19,695
3,500	Yamada Denki Co., Ltd. (Japan)	18,669
1,100	Yaskawa Electric Corp. (Japan)	16,853
250	Zebra Technologies Corp. Class A *	19,762
		238,769	1.13%

Energy Equipment & Services
413	Baker Hughes, Inc.	26,568
1,173	Diamond Offshore Drilling, Inc. *	21,184
482	FMC Technologies, Inc. *	16,513
483	National Oilwell Varco, Inc.	18,045
864	Oceaneering International, Inc.	23,026

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Energy Equipment & Services - (Continued)
516	Oil States International, Inc. *	$ 18,499
1,311	Patterson UTI-Energy, Inc.	34,964
558	Superior Energy Services, Inc.	9,620
		168,419	0.80%

Entertainment Content
276	CBS Corp. Class A	17,129	0.08%

Food & Drug Stores
1,500	Ck Hutchison Holdings Ltd. (Hong Kong)	18,272	0.09%

Food & Kindred Products
494	Hain Celestial Group, Inc. *	19,360
360	Pinnacle Foods, Inc.	17,842
		37,202	0.18%

Food & Staples Retailing
1,245	Sprouts Farmers Market, Inc. *	24,912
535	Sysco Corp.	28,489
2,146	Tesco PLC ADR *	16,696
1,059	Walgreens Boots Alliance, Inc.	89,729
3,024	Wal-Mart Stores, Inc.	212,980
1,066	Wesfarmers Ltd. ADR	16,571
515	Whole Foods Market, Inc.	15,651
		405,028	1.92%

Food Products
562	Archer-Daniels-Midland Co.	24,295
231	B&G Foods, Inc. Class A	9,887
179	Bunge Ltd.	12,222
1,221	Darling Ingredients, Inc. *	16,496
343	Kellogg Co.	24,696
180	McCormick & Co, Inc.	16,416
228	Mead Johnson Nutrition Co.	16,437
1,510	Mondelez International, Inc.	62,272
231	Post Holdings, Inc. *	17,632
1,190	The Kraft Heinz Co.	97,164
		297,517	1.41%

Footwear, (No Rubber)
1,030	Skechers U.S.A., Inc. Class A *	23,463	0.11%

Gas & Other Services Combined
377	Ugi Corp.	16,890	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Gas Utilities
131	Atmos Energy Corp.	$ 9,317
462	New Jersey Resource Corp.	15,916
272	ONE Gas, Inc.	16,323
229	Southwest Gas Corp.	16,976
249	WGL Holdings, Inc.	18,067
		76,599	0.36%

Gold & Silver Ores
432	Societe Generale SA Class A (France)	18,570	0.09%

Health Care Equipment & Supplies
1,439	Abbott Laboratories	54,783
691	Alere, Inc. *	27,447
183	Align Technology, Inc. *	17,028
281	Dentsply Sirona, Inc.	16,349
746	Medtronic Plc. (Ireland)	54,465
97	The Cooper Cos., Inc.	15,956
		186,028	0.88%

Health Care Providers & Services
343	Aetna, Inc.	44,878
258	Anthem, Inc.	36,773
1,653	Brookdale Senior Living, Inc. *	19,224
313	Cardinal Health, Inc.	22,226
111	Chemed Corp.	16,536
732	Healthsouth Corp.	30,502
105	Henry Schein, Inc. *	15,641
146	Humana, Inc.	31,045
160	LifePoint Health, Inc. *	8,792
181	Quest Diagnostic, Inc.	15,830
136	Universal Health Services, Inc. Class B	16,731
		258,178	1.23%

Health Care Technology
362	Medidata Solutions, Inc. *	19,993	0.10%

Home and Office Product Wholesaler
300	Trusco Nakayama Corp. (Japan)	13,566	0.06%

Hospital & Medical Service Plans
307	Molina Healthcare, Inc. *	16,228	0.08%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Hotels, Restaurants & Leisure
338	Brinker International, Inc.	$ 17,951
118	Buffalo Wild Wings, Inc. *	19,895
538	Carnival Corp	27,659
40	Chipotle Mexican Grill, Inc. *	15,853
372	Choice Hotels International, Inc.	19,139
162	Darden Restaurants, Inc.	11,875
203	Jack In The Box, Inc.	21,116
210	Royal Caribbean Cruises Ltd.	17,004
1,410	The Wendys Co. Class A	17,724
		168,216	0.80%

Household Durables
325	Leggett & Platt, Inc.	15,620
390	Lennar Corp. Class A	16,591
833	Pultegroup, Inc.	15,710
1,300	Sumitomo Forestry Co., Ltd. (Japan)	17,761
303	Tupperware Brands Corp.	16,798
97	Whirlpool Corp.	15,757
		98,237	0.47%

Household Products
570	Energizer Holdings, Inc.	25,576
350	Kimberly-Clark Corp.	40,464
642	Svenska Cellusa Aktiebolaget SCA ADR	17,042
146	The Clorox Co.	16,872
2,616	The Procter & Gamble Co.	215,715
		315,669	1.50%

IT Services
612	Acxiom Corp. *	16,236
151	Broadridge Financial Solutions, Inc.	9,776
343	Computer Sciences Corp.	20,796
751	CoreLogic, Inc. *	28,335
258	DST Systems, Inc.	26,628
162	Gartner, Inc. *	16,657
354	Leidos Holdings, Inc.	18,125
218	Maximus, Inc.	12,053
354	Paychex, Inc.	20,868
1,054	Teradata Corp. *	28,300
339	Total System Services, Inc.	16,686
		214,460	1.02%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Independent Power and Renewable Electricity Producers
844	AES Corp.	$ 9,664
1,881	Dynegy, Inc. *	16,271
1,209	NRG Energy, Inc.	13,710
		39,645	0.19%

Industrial Conglomerates
8,647	General Electric Co.	265,982
455	Siemens AG ADR	51,238
		317,220	1.51%

Insurance
226	Arthur J Gallagher & Co.	11,379
399	Aflac, Inc.	28,481
20	Alleghany Corp. *	11,359
233	American Financial Group, Inc.	19,160
1,004	American International Group, Inc.	63,583
196	Assurant, Inc.	16,923
1,298	AXA SA ADR	30,490
249	Chubb Ltd. (Switzerland)	31,872
210	Cincinnati Financial Corp.	16,115
1,300	Dai-ichi Life Holdings, Inc. (Japan)	20,808
351	FNF Group of Fidelity National Financial, Inc. Class A	11,211
306	Lincoln National Corp.	19,615
434	Loews Corp.	19,378
967	Manulife Financial Corp. (Canada)	16,864
19	Markel Corp. *	17,068
504	Marsh & McLennan Cos., Inc.	34,932
512	Mercury General Corp.	29,901
1,074	MetLife, Inc.	59,081
600	MS&AD Insurance Group Holdings, Inc. (Japan)	18,590
87	Muenchener Rueckversicherungs-Gesellschaft AG ADR	1,586
173	Primerica, Inc.	12,231
196	ProAssurance Corp.	10,986
420	Prudential Financial, Inc.	42,252
179	Reinsurance Group of America, Inc.	21,847
161	RLI Corp.	9,666
771	Swiss Re AG ADR	17,671
360	The Allstate Corp.	25,171
352	The Hanover Insurance Group, Inc.	30,480
369	The Hartford Financial Services Group, Inc.	17,387
568	The Progressive Corp.	18,914
278	Travelers Cos., Inc.	31,511
285	WR Berkley Corp.	17,610
806	Zurich Insurance Group AG ADR	21,101
		755,223	3.59%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Insurance Agents Brokers & Services
135	Willis Towers Watson Plc. (United Kingdom)	$ 16,790	0.08%

Integrated Oils
1,293	Gazprom Neft PJSC ADR	20,171	0.10%

Integrated Utilities
1,300	The Chugoku Electric Power Co., Inc. (Japan)	14,776
4,300	Tokyo Electric Power Co., Inc. (Japan) *	15,954
		30,730	0.15%

Internet Software & Services
420	j2 Global, Inc.	30,874
936	Zillow Group, Inc. Class C *	33,621
		64,495	0.31%

Investment Management
488	Investor AB (Sweden)	16,471	0.08%

Leisure Products
160	Hasbro, Inc.	13,662
436	Mattel, Inc.	13,765
186	Polaris Industries, Inc.	16,156
361	Vista Outdoor, Inc.	14,494
		58,077	0.28%

Life Insurance
645	Great West Lifeco, Inc. (Canada)	17,035
4,900	Japan Post Holdings Co. Ltd. (Japan)	60,615
1,129	Legal & General Plc. ADR	16,766
430	Sun Life Financial, Inc. (Canada)	16,512
		110,928	0.53%

Life Sciences Tools & Services
201	Bio-Rad Laboratories, Inc. Class A *	34,874
782	Bruker Corp.	17,736
146	Charles River Laboratories International, Inc. *	10,381
39	Mettler-Toledo International, Inc. *	16,069
465	Parexel International Corp. *	27,435
		106,495	0.51%

Logistics Services
3,000	Nippon Express Co. Ltd. (Japan)	15,478	0.07%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Machinery
495	Crane Co.	$ 36,378
307	Deere & Co.	30,761
163	Graco, Inc.	13,240
805	ITT Corp.	32,498
636	Joy Global, Inc.	17,827
132	Middleby Corp. *	18,081
153	Nordson Corp.	16,330
630	Oshkosh Corp.	44,100
300	Scania AB (Sweden) *	0
98	Snap-On, Inc.	16,386
706	Trinity Industries, Inc.	19,620
204	Valmont Industries, Inc.	30,376
504	Woodward, Inc.	34,136
310	Xylem, Inc.	15,990
		325,723	1.55%

Marine
425	Kirby Corp. *	26,966	0.13%

Mass Merchants
1,200	Aeon Co. Ltd. (Japan)	16,510	0.08%

Media
488	Amc Networks, Inc. Class A *	26,962
30	Cable One, Inc.	17,732
527	Discovery Communications, Inc. Class A *	14,276
306	DISH Network Corp. Class A *	17,580
1,293	Lions Gate Entertainment Corp.	30,256
869	Regal Entertainment Group Class A	19,909
69	The Madison Square Garden Co. *	11,981
718	Thomson Reuters Corp.	31,025
754	Time Warner, Inc.	69,232
		238,953	1.14%

Metal Mining
774	Atlantia SpA (Italy)	17,183	0.08%

Metals & Mining
929	Allegheny Technologies, Inc.	16,295
2,256	Anglo American Plc. ADR *	17,100
2,303	ArcelorMittal SA (Luxembourg) *	17,434
736	BHP Billiton Ltd. ADR	27,629
218	Compass Minerals International, Inc.	16,906

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Metals & Mining - (Continued)
1,724	Freeport-Mcmoran, Inc. *	$ 26,463
506	Newmont Mining Corp.	16,415
311	Nucor Corp.	19,341
209	Reliance Steel & Aluminum Co.	16,950
1,713	Sims Metal Management Ltd.	15,805
632	Steel Dynamics, Inc.	22,423
		212,761	1.01%

Metalworking Machinery & Equipment
1,700	Amada Holdings Co. Ltd. (Japan)	18,893	0.09%

Miscellaneous Chemical Products
37	Versum Materials, Inc. *	905	0.00%

Miscellaneous Electrical Machinery, Equipment & Supplies
145	Spectrum Brands Holdings, Inc.	17,384	0.08%

Motor Vehicle Parts & Accessories
216	Visteon Corp.	16,993	0.08%

Multi-Utilities
291	Alliant Energy Corp.	10,453
311	Ameren Corp.	15,276
233	Avista Corp.	9,430
274	Black Hills Corp.	16,098
551	Centerpoint Energy, Inc.	13,147
358	CMS Energy Corp.	14,399
298	Consolidated Edison, Inc.	20,791
613	Dominion Resources, Inc.	44,927
181	DTE Energy Co.	16,849
1,328	Engie SA (France)	16,386
403	National Grid Plc. ADR	22,999
412	NiSource, Inc.	9,039
178	NorthWestern Corp.	9,986
494	PG & E Corp.	29,047
495	Public Service Enterprise Group, Inc.	20,448
183	SCANA Corp.	12,907
244	Sempra Energy	24,351
307	Vectren Corp.	15,068
302	WEC Energy Group, Inc.	16,915
		338,516	1.61%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Multiline Retail
431	Kohl's Corp.	$ 23,201
397	Macy's, Inc.	16,753
277	Nordstrom, Inc.	15,490
562	Target Corp.	43,409
		98,853	0.47%

National Commercial Banks
272	MB Financial, Inc.	11,769	0.06%

Natural Gas Distribution
263	Spire, Inc.	16,974	0.08%

Natural Gas Transmission
339	Targa Resources Corp.	18,065	0.09%

Non-Residential Building Construction
320	Vinci Sa (France)	20,753	0.10%

Non Wood Building Materials
2,000	Asahi Glass Co. Ltd. (Japan)	12,973	0.06%

Office Electronics
1,900	Ricoh Co. Ltd. (Japan)	15,277	0.07%

Oil, Gas & Consumable Fuels
371	Apache Corp.	24,467
1,688	BP Plc. ADR	59,097
536	Canadian Natural Resources Ltd. (Canada)	18,101
2,524	Chesapeake Energy Corp. *	17,668
1,845	Chevron Corp.	205,828
132	Cimarex Energy Co.	18,200
1,211	ConocoPhillips	58,758
864	CONSOL Energy, Inc.	17,781
512	Devon Energy Corp.	24,745
973	Eni SpA ADR	27,156
245	Equitable Corp.	17,170
4,053	Exxon Mobil Corp.	353,827
402	Gulfport Energy Corp. *	10,327
900	Idemitsu Kosan Co. Ltd. (Japan)	20,334
2,182	Kinder Morgan, Inc.	48,440
1,085	Marathon Oil Corp.	19,595
516	Marathon Petroleum Corp.	24,262
254	Newfield Exploration Co. *	11,486

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Oil, Gas & Consumable Fuels - (Continued)
747	Occidental Petroleum Corp.	$ 53,306
345	ONEOK, Inc.	18,951
509	Phillips 66	42,288
1,270	Repsol SA ADR	17,056
1,170	Royal Dutch Shell Plc. ADR	59,787
2,005	Royal Dutch Shell Plc. Class A (Netherlands)	50,924
437	SM Energy Co.	17,419
1,535	Southwestern Energy Co. *	17,422
686	Spectra Energy Corp.	28,092
1,727	Statoil ASA ADR	30,050
1,353	TOTAL SA ADR	64,484
383	TransCanada Corp. (Canada)	17,170
442	Valero Energy Corp.	27,210
629	World Fuel Services Corp.	27,965
		1,449,366	6.89%

Operative Builders
437	CalAtlantic Group, Inc.	14,591
565	Toll Brothers, Inc. *	16,758
		31,349	0.15%

Operators of Nonresidential Buildings
1,287	Spirit Realty Capital, Inc.	13,887	0.07%

Packaged Food
1,100	Nisshin Seifun Group, Inc. (Japan)	15,394	0.07%

Paints, Varnishes, Lacquers, Enamels & Allied Products
330	RPM International, Inc.	17,460	0.08%

Paper & Forest Products
402	International Paper Co.	19,585	0.09%

Paperboard Containers & Boxes
192	Packaging Corp. of America	16,274	0.08%

Personal Credit Institutions
1,500	T&D Holdings, Inc. (Japan)	18,713	0.09%

Personal Products
2,984	Avon Products, Inc. *	16,024
266	Nu Skin Enterprises, Inc. Class A	13,880
		29,904	0.14%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Petroleum Refining
191	Tesoro Corp.	$ 15,538	0.07%

Pharmaceutical Preparations
363	Acadia Pharmaceuticals, Inc. *	9,797
973	Akorn, Inc. *	20,647
676	Catalent, Inc. *	16,177
1,590	Opko Health, Inc. *	16,520
876	Portola Pharmaceuticals, Inc. *	15,759
111	Tesaro, Inc. *	15,062
		93,962	0.45%

Pharmaceuticals
1,634	Bristol-Myers Squibb Co.	92,223
700	Daiichi Sankyo Co. Ltd. (Japan)	14,556
300	Eisai Co., Ltd. (Japan)	17,309
1,079	Eli Lilly & Co.	72,422
2,659	Johnson & Johnson	295,947
2,695	Merck & Co., Inc.	164,907
800	Mitsubishi Tanabe Pharma Corp. (Japan)	15,023
500	Otsuka Holdings Co. Ltd. (Japan)	20,284
5,932	Pfizer, Inc.	190,654
685	Roche Holding AG ADR	19,016
1,380	Sanofi ADR	55,476
300	Takeda PharmaceuticaL Co. Ltd. (Japan)	12,270
1,702	Takeda PharmaceuticaL Co. Ltd. ADR	35,197
		1,005,284	4.78%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
276	Hexcel Corp.	14,275	0.07%

Poultry Slaughtering And Processing
291	Tyson Foods, Inc. Class A	16,532	0.08%

Power Generation
462	Dong Energy A/S (Denmark) *	15,751
3,405	Iberdrola SA (Spain)	20,481
923	SSE Plc. (United Kingdom)	17,026
		53,258	0.25%

Professional Services
383	Nielsen Holdings Plc.	16,507
500	Recruit Holdings Co. Ltd. (Japan)	19,053
		35,560	0.17%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Property & Casualty Insurance
245	Allianz SE (Germany)	$ 38,872
500	Sompo Holdings, Inc. (Japan)	16,273
800	Tokio Marine Holdings, Inc. (Japan)	34,215
		89,360	0.42%

Publishing & Broadcasting
526	Liberty Media Corp. Liberty Class C *	18,810
898	Liberty Media Corp. Liberty Class A *	32,597
		51,407	0.24%

Pumps & Pumping Equipment
1,024	Colfax Corp. *	38,513	0.18%

Real Estate
451	Hudson Pacific Properties, Inc.	15,726	0.07%

Real Estate Management & Development
384	Alexander & Baldwin, Inc.	16,923
578	CBRE Group, Inc. *	16,785
2,000	Cheung Kong Property Holdings Ltd. (Hong Kong)	13,689
700	Daiwa House Industry Co. Ltd. (Japan)	19,873
5,600	Hongkong Land Holdings Ltd. (Hong Kong)	35,896
660	Realogy Holdings Corp.	15,939
1,000	Sun Hung Kai Properties Ltd. (Hong Kong)	13,083
		132,188	0.63%

Refining & Marketing
1,900	Showa Shell Sekiyu KK (Japan)	16,935	0.08%

Refuse Systems
225	Waste Connection, Inc. (Canada)	17,199	0.08%

Retail-Building Materials, Hardware, Garden Supply
366	Fastenal Co.	17,348	0.08%

Retail-Catalog & Mail-Order Houses
338	CDW Corp.	17,319	0.08%

Retail-Department Stores
219	Burlington Stores, Inc. *	19,254	0.09%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Retail-Eating Places
452	Aramark	$ 15,553
862	Bloomin Brands, Inc.	16,033
		31,586	0.15%

Retail-Miscellaneous Shopping Goods Stores
271	Dicks Sporting Goods, Inc.	16,008
3,811	Office Depot, Inc.	18,560
		34,568	0.16%

Road & Rail
531	Avis Budget Group, Inc. *	20,332
200	Central Japan Railway Co.	32,615
916	CSX Corp.	32,802
463	Genesee & Wyoming, Inc. Class A *	35,373
194	Kansas City Southern	17,210
285	Norfolk Southern Corp.	30,341
440	Ryder System, Inc.	34,452
		203,125	0.97%

Savings Institution, Federally Chartered
1,878	Umpqua Holdings Corp.	33,372	0.16%

Security Brokers, Dealers & Flotation Companies
339	Raymond James Financial, Inc.	24,388	0.12%

Semiconductors & Related Devices
327	Cirrus Logic, Inc. *	17,985
2,713	Cypress Semiconductor Corp.	30,521
		48,506	0.23%

Semiconductors & Semiconductor Equipment
2,558	Advanced Micro Devices, Inc. *	22,792
301	Analog Devices, Inc.	22,346
1,057	Applied Materials, Inc.	34,035
303	Cavium, Inc. *	17,280
366	First Solar, Inc. *	11,097
448	Integrated Device Technology, Inc. *	10,483
4,632	Intel Corp.	160,730
306	Linear Technology Corp.	19,134
364	Maxim Integrated Products, Inc.	14,294
260	Microchip Technology, Inc.	17,207
320	Microsemi Corp. *	17,520

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Semiconductors & Semiconductor Equipment - (Continued)
523	Nvidia Corp.	$ 48,221
977	Texas Instruments, Inc.	72,230
324	Xilinx, Inc.	17,490
		484,859	2.30%

Services-Business Services
429	Grubhub, Inc. *	15,886
1,297	Xerox Corp.	12,127
		28,013	0.13%

Services-Child Day Care Services
179	Bright Horizons Family Solutions, Inc. *	12,319	0.06%

Services-Commercial Physical & Biological Research
605	Intrexon Corp. *	17,654	0.08%

Services-Computer Integrated Systems Design
195	Henry Jack & Associates, Inc.	16,856	0.08%

Services-Computer Programming Services
409	Epam Systems, Inc. *	26,953	0.13%

Services-Direct Mail Advertising Services
757	Koninklijke Ahold Delhaize NV (Netherlands)	14,921	0.07%

Services-Engineering Services
500	Tetra Tech, Inc.	21,425	0.10%

Services-General Medical & Surgical Hospitals
782	Envision Healthcare Corp. *	17,767	0.08%

Services-Help Supply Services
652	Team Health Holdings, Inc. *	27,743	0.13%

Services-Management Consulting Services
1,299	Assicurazioni Generali Spa (Italy)	16,400	0.08%

Services-Management Services
441	ServiceMaster Global Holdings, Inc. *	16,855	0.08%

Services-Medical Laboratories
129	Laboratory Corp. of America Holdings *	16,235	0.08%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Services-Miscellaneous Business Services
224	Donnelley Financial Solutions, Inc. *	$ 4,267	0.02%

Services-Offices & Clinics of Doctors of Medicine
262	AmSurg Corp. *	17,847	0.08%

Services-Prepackaged Software
417	Blackbaud, Inc.	26,179
173	Ellie Mae, Inc. *	14,281
300	Veeva Systems, Inc. Class A *	13,944
		54,404	0.26%

Services to Dwellings & Other Buildings
533	Rollins, Inc.	17,125	0.08%

Software
890	ACI Worldwide, Inc. *	16,563
707	Aspen Technology, Inc. *	37,351
538	Ca, Inc.	17,194
300	CDK Global, Inc.	17,310
144	Fair Isaac Corp.	16,371
755	Mentor Graphics Corp.	27,595
7,600	Microsoft Corp.	457,976
100	Nintendo Co. Ltd. (Japan)	24,248
420	Nintendo Co. Ltd. ADR	12,949
219	Red Hat, Inc. *	17,325
198	ServiceNow, Inc. *	16,464
281	Splunk, Inc. *	16,191
498	Tableau Software, Inc. Class A *	22,350
729	Take-Two Interactive Software, Inc. *	35,889
86	The Ultimate Software Group, Inc. *	17,624
439	Verint Systems, Inc. *	16,484
		769,884	3.66%

Specialty Retail
1,113	American Eagle Outfitters, Inc.	18,431
2,632	Ascena Retail Group, Inc. *	15,897
413	Best Buy Co., Inc.	18,874
290	CarMax, Inc. *	16,759
652	CST Brands, Inc.	31,316
739	DSW, Inc. Class A	17,559
231	Foot Locker, Inc.	16,556
653	Gamestop Corp. Class A	16,123

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Specialty Retail - (Continued)
280	L Brands, Inc.	$ 19,662
246	Murphy USA, Inc. *	16,775
677	Sally Beauty Holdings, Inc. *	17,731
		205,683	0.98%

Steel Producers
13,000	Fosun International Ltd. (China)	19,271
500	Maruichi Steel Tube Ltd. (Japan)	16,085
1,300	Nisshin Steel Co. Ltd. (Japan)	16,626
		51,982	0.25%

Steel Raw Material Suppliers
736	Rio Tinto Plc. ADR	27,902	0.13%

Surgical & Medical Instruments & Apparatus
150	Abiomed, Inc. *	16,836
263	NuVasive, Inc. *	17,069
		33,905	0.16%

Technology Hardware, Storage & Peripherals
1,443	Canon, Inc. ADR	41,717
697	Diebold Nixdorf, Inc.	15,892
365	Electronics For Imaging, Inc. *	15,885
500	FUJIFILM Holdings Corp. (Japan)	18,547
1,628	Hewlett Packard Enterprise Co.	38,746
1,672	HP, Inc.	25,749
374	NCR Corp. *	14,492
		171,028	0.81%

Telecom Carriers
2,800	Kddi Corp. (Japan)	73,308
400	Nippon Telegraph and Telephone Corp. (Japan)	16,150
4,300	Ntt Docomo, Inc. (Japan)	98,502
		187,960	0.89%

Telephone Communications (No Radio Telephone)
516	Zayo Group Holdings, Inc. *	17,802	0.08%

Television Broadcasting Stations
778	Tribune Media Co. Class A	27,938	0.13%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Textiles, Apparel & Luxury Goods
655	Hanesbrands, Inc.	$ 15,216
920	Kate Spade & Co. *	13,662
156	PVH Corp.	16,527
682	Wolverine World Wide, Inc.	15,365
		60,770	0.29%

Thrifts & Mortgage Finance
1,871	MGIC Investment Corp. *	16,970
1,145	New York Community Bancorp, Inc.	18,297
1,160	Radian Group, Inc.	16,890
		52,157	0.25%

Tobacco
2,100	Japan Tobacco, Inc. (Japan)	72,342
1,394	Reynolds American, Inc.	75,415
		147,757	0.70%

Trading Companies & Distributors
379	Air Lease Corp. Class A	13,591
367	Beacon Roofing Supply, Inc. *	17,025
1,800	ITOCHU Corp. (Japan)	24,545
700	Mitsubishi Corp. (Japan)	15,103
888	Mitsubishi Corp. ADR	39,161
98	Mitsui & Co. Ltd. ADR	26,967
397	MSC Industrial Direct Co., Inc. Class A	35,468
1,071	Sumitomo Corp. ADR	13,066
		184,926	0.88%

Transit Services
400	East Japan Railway Co. (Japan)	34,103
200	West Japan Railway Co. (Japan)	12,147
		46,250	0.22%

Transport Support Services
128	Aena SA (Spain)	16,960	0.08%

Water Supply
494	Aqua America, Inc.	14,687	0.07%

Wealth Management
1,900	Matsui Securities Co. Ltd. (Japan)	14,597	0.07%

Wholesale-Computer & Peripheral Equipment & Software
255	Tech Data Corp. *	21,642	0.10%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

Wholesale-Electronic Parts & Equipment
253	Arrow Electronics, Inc. *	$ 17,272	0.08%

Wholesale-Groceries & Related Products
105	Dominos Pizza, Inc.	17,644	0.08%

Wholesale-Machinery, Equipment & Supplies
294	Applied Industrial Technologies, Inc.	17,596	0.08%

Wholesale-Petroleum & Petroleum Products (No Bulk Stations)
227	Macquarie Infrastructure Corp.	18,600	0.09%

Wireless Telecommunication Services
441	Rogers Communications, Inc. Class B (Canada)	17,023
170	SBA Communications Corp. Class A *	16,823
3,892	Sprint Corp. *	30,513
375	Telephone & Data Systems, Inc.	10,099
1,425	Vodafone Group Plc. ADR	34,827
		109,285	0.52%

Total Common Stocks (Cost - $18,978,736)		$19,440,606	92.39%

EXCHANGE TRADED FUNDS
649	iShares MSCI Hong Kong ETF	13,739
898	iShares MSCI Japan ETF	44,801
27	iShares MSCI Singapore ETF	568
5	Vanguard Mid Cap Value	484
1	Vanguard Value ETF	91
Total Exchange Traded Funds (Cost - $58,911)		$ 59,683	0.28%

REAL ESTATE INVESTMENT TRUSTS
3	Activia Properties, Inc. (Japan)	13,174
7	Advance Residence Investment Corp. (Japan)	17,612
14	Aeon Reit Investment Corp. (Japan)	15,009
100	Alexandria Real Estate Equities, Inc.	10,959
323	American Campus Communities, Inc.	15,217
1,184	Annaly Capital Management, Inc.	12,100
372	Apartment Investment & Management Co. Class A	15,661
134	AvalonBay Communities, Inc.	22,042
150	Boston Properties, Inc.	18,582
645	Brandywine Realty Trust	9,901
385	Brixmor Property Group, Inc.	9,375
111	Camden Property Trust	8,737
692	Chimera Investment Corp.	11,736

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - (Continued)
455	Columbia Property Trust, Inc.	$ 9,582
433	CoreCivic, Inc.	9,833
349	Corporate Office Properties Trust	9,988
318	CyrusOne, Inc.	13,572
3	Daiwa Office Investment Corp. (Japan)	15,164
374	DCT Industrial Trust, Inc.	17,185
884	DDR Corp.	13,454
1,574	DiamondRock Hospitality Co.	16,669
185	Digital Realty Trust, Inc.	17,081
443	Duke Realty Corp.	11,265
631	Dupont Fabros Technology. Inc.	25,656
252	East Group Properties, Inc.	17,214
405	Education Realty Trust, Inc.	16,443
1,020	Equity Commonwealth *	29,662
211	Equity Lifestyle Properties, Inc.	14,650
75	Essex Property Trust, Inc.	16,194
119	Federal Realty Investment Trust	16,710
486	Gaming and Leisure Properties, Inc.	14,828
14	GLP J-Reit (Japan)	15,681
1,938	Gramercy Property Trust	16,938
617	HCP, Inc.	18,220
867	Healthcare Realty Trust, Inc.	25,472
957	Host Hotels & Resorts, Inc.	17,073
3	Industrial & Infrastructure Fund Investment Corp. (Japan)	13,855
1,124	Invesco Mortgage Capital, Inc.	16,748
537	Kimco Realty Corp.	13,715
634	Kite Realty Group Trust.	15,248
271	Lamar Advertising Co.	17,965
417	LaSalle Hotel Properties	11,705
2,000	Link REIT (Hong Kong)	13,767
1,368	MFA Financial, Inc.	10,698
434	Mid-America Apartment Communities, Inc.	39,790
326	National Retail Properties, Inc.	13,914
2,058	New Residential Investment Corp.	31,796
498	Omega Healthcare Investors, Inc.	14,671
1,214	Outfront Media, Inc.	30,605
1,767	Paramount Group, Inc.	27,777
1,320	Piedmont Office Realty Trust, Inc.	25,925
170	Public Storage	35,581
1,085	Rayonier, Inc.	28,763
341	Realty Income Corp.	18,905
125	Regency Centers Corp.	8,355
1,867	Retail Properties of America, Inc. Class A	28,490

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

Shares		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS - (Continued)
460	RLJ Lodging Trust	$ 10,483
188	Ryman Hospitality Properties, Inc.	11,073
15	Sekisui House SI Residential Investment Corp. (Japan)	15,950
154	SL Green Realty Corp.	16,225
798	Sunstone Hotel Investors, Inc.	11,603
789	Tanger Factory Outlet Centers, Inc.	27,197
13	Tokyu Reit (Japan)	16,093
3,175	Two Harbors Investment Corp.	27,527
342	UDR, Inc.	11,642
625	Urban Edge Properties	16,931
346	Ventas, Inc.	20,905
1,158	VEREIT, Inc.	9,600
354	Welltower, Inc.	22,224
731	Weyerhaeuser Co.	22,537
243	WP Carey, Inc.	14,123
954	Xenia Hotels & Resorts, Inc.	16,695
Total Real Estate Investment Trusts (Cost - $1,291,837)		1,247,720	5.93%

MONEY MARKET FUND
264,634	AIM Short Term Investments Treasury Institutional Class 0.22% ** (Cost - $264,634)	264,634	1.26%

	Total Investments (Cost - $20,594,118)	$21,012,643	99.86%

	Other Assets Less Liabilities	29,866	0.14%

	Net Assets	$21,042,509	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  November 30, 2016.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2016

As of November 30, 2016, the breakout of the Fund's portfolio by country was as follows:

Country	% of Net Assets
Australia	0.21%
Canada	1.10%
China	0.09%
Denmark	0.08%
France	0.58%
Germany	0.26%
Hong Kong	0.45%
Ireland	0.33%
Italy	0.16%
Japan	7.82%
Luxembourg	0.08%
Netherlands	0.31%
Puerto Rico	0.09%
Singapore	0.08%
Spain	0.35%
Sweden	0.24%
Switzerland	0.23%
United Kingdom	0.24%
United States of America	87.16%
99.86%

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2016

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $11,008,263; and $20,594,118, respectively)	$ 11,056,844	$ 21,012,643
Receivables:
Dividends and Interest	17,294	40,016
From Advisor	24,739	-
Shareholder Subscription	38	229
Prepaid Expenses	15,456	15,456
Total Assets	11,114,371	21,068,344
Liabilities:
Payables:
Administrative Fees	300	300
Advisor Fees	-	58
Distribution Fees	282	413
Trustee Fees	390	390
Other Accrued Expenses	21,492	24,674
Total Liabilities	22,464	25,835
Net Assets	$ 11,091,907	$ 21,042,509

Net Assets Consist of:
Paid In Capital	$ 11,375,857	$ 22,547,011
Undistributed Net Investment Income	77,154	3,786
Accumulated Realized Loss on Investments and Foreign Currency Transactions	(409,685)	(1,926,813)
Unrealized Appreciation in Value of Investments	48,581	418,525
Net Assets	$ 11,091,907	$ 21,042,509

Net Asset Value Per Share

Institutional Class
Net Assets	$ 10,959,708	$ 20,858,727
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,093,787	2,022,341
Net asset value and offering price per share	$ 10.02	$ 10.31
Minimum Redemption price per share (a)	$ 9.82	$ 10.10

Investor Class
Net Assets	$ 36,398	$ 91,035
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	3,686	8,815
Net asset value and offering price per share	$ 9.87	$ 10.33
Minimum Redemption price per share (a)	$ 9.67	$ 10.12

Load Class
Net Assets	$ 95,801	$ 92,747
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,521	8,956
Net asset value per share	$ 10.06	$ 10.36
Minimum Redemption price per share (a)	$ 9.86	$ 10.15
Maximum offering price per share (b)	$ 10.62	$ 10.93

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the year ended NOVEMBER 30, 2016

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 212,058	$ 241,364
Interest	11,772	822
Total Investment Income	223,830	242,186

Expenses:
Advisory Fees	82,756	158,090
Distribution Fees:
Investor Class	87	268
Load Class	239	228
Administrative Fees	3,599	3,600
Transfer Agent Fees	37,557	37,600
Registration Fees	33,208	33,187
Audit Fees	15,500	15,500
Legal Fees	22,845	22,845
Custody Fees	24,251	39,191
Printing Fees	435	412
Insurance Fees	5,211	5,211
Compliance Officer Fees	15,565	15,566
Trustee Fees	7,524	7,523
NASDAQ Fees	1,805	1,805
Line of Credit Fees	-	964
Other Fees	2,061	2,279
Total Expenses	252,643	344,269
Fees Waived and/or Expenses Reimbursed by the Adviser	(153,010)	(153,101)
Net Expenses	99,633	191,168

Net Investment Income	124,197	51,018

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(225,923)	408,622
Capital Gain Distributions from Underlying Funds	2,244	1,091
Net Change in Unrealized Appreciation on Investments	329,679	544,461
Net Realized and Unrealized Gain on Investments and Foreign Currency	106,000	954,174

Net Increase in Net Assets Resulting from Operations	$ 230,197	$ 1,005,192

(a) Net of Foreign withholding taxes of $10,156, and $3,976, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2016	11/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 124,197	$ 124,859
Net Realized Loss on Investments and Foreign Currency Transactions	(225,923)	(173,544)
Capital Gain Distributions from Underlying Funds	2,244	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	329,679	(496,832)
Net Increase (Decrease) in Net Assets Resulting from Operations	230,197	(545,517)

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(123,487)	(140,934)
Investor Class Shares	(702)	(1,176)
Load Class	(796)	(667)
Total Distributions Paid to Shareholders	(124,985)	(142,777)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,121,556	1,081,766
Investor Class	20,462	6,362
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	123,218	135,523
Investor Class	702	1,176
Load Class	796	667
Cost of Shares Redeemed:
Institutional Class	(1,144,759)	(868,237)
Investor Class	(22,555)	(83,871)
Load Class	-	-
Net Increase in Net Assets from Capital Share Transactions	99,420	273,386

Net Increase (Decrease) in Net Assets	204,632	(414,908)

Net Assets:
Beginning of Year	10,887,275	11,302,183
End of Year (Including Undistributed Net Investment Income
of $77,154 and $77,942, respectively)	$ 11,091,907	$ 10,887,275

Share Activity
Institutional Class:
Shares Sold	111,872	105,934
Shares Reinvested	12,677	13,273
Shares Redeemed	(114,562)	(89,020)
Net Increase in Shares of Beneficial Interest Outstanding	9,987	30,187

Investor Class:
Shares Sold	2,052	630
Shares Reinvested	73	115
Shares Redeemed	(2,315)	(8,251)
Net Decrease in Shares of Beneficial Interest Outstanding	(190)	(7,506)

Load Class:
Shares Sold	-	-
Shares Reinvested	81	65
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	81	65

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2016	11/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 51,018	$ 212,799
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	408,622	(2,336,526)
Capital Gain Distributions from Underlying Funds	1,091	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	544,461	(1,148,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,005,192	(3,272,439)

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(212,402)	(325,095)
Investor Class Shares	(813)	(1,010)
Load Class Shares	(713)	(810)
Total Distributions Paid to Shareholders	(213,928)	(326,915)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,168,241	2,883,769
Investor Class	18,192	50,395
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	208,022	318,169
Investor Class	813	1,010
Load Class	713	810
Cost of Shares Redeemed:
Institutional Class	(1,775,614)	(1,092,098)
Investor Class	(56,689)	(7,967)
Load Class	-	-
Redemption Fees	50	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(436,272)	2,154,088

Net Increase (Decrease ) in Net Assets	354,992	(1,445,266)

Net Assets:
Beginning of Year	20,687,517	22,132,783
End of Year (Including Undistributed Net Investment Income
of $3,786 and $166,696, respectively)	$ 21,042,509	$ 20,687,517

Share Activity
Institutional Class:
Shares Sold	122,729	258,684
Shares Reinvested	21,270	27,381
Shares Redeemed	(181,483)	(97,823)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(37,484)	188,242

Investor Class:
Shares Sold	1,790	4,566
Shares Reinvested	83	87
Shares Redeemed	(5,536)	(776)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,663)	3,877

Load Class:
Shares Sold	-	-
Shares Reinvested	72	69
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	72	69

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended			Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period	$ 9.92	$ 10.52	$ 10.55	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.11	0.11	0.15	0.10
Net Gain (Loss) on Investments (Realized and Unrealized)	0.11	(0.58) (f)	0.07(f)	0.45(f)
Total from Investment Operations	0.22	(0.47)	0.22	0.55

Distributions:
Net Investment Income	(0.12)	(0.13)	(0.10)	-
Net Realized Gains	-	-	(0.15)	-
Total from Distributions	(0.12)	(0.13)	(0.25)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.02	$ 9.92	$ 10.52	$ 10.55

Total Return **	2.21%	(4.46)%	2.03%	5.50% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,960	$ 10,755	$ 11,084	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.29%	2.26%	2.62%	3.38% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.24)%	(0.27)%	(0.34)%	(1.40)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.14%	1.09%	1.38%	1.08% (c)
Portfolio Turnover	34%	56%	58%	124% (b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended			Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period	$ 9.88	$ 10.47	$ 10.52	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.08	0.09	0.11	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	0.09	(0.57) (f)	0.07(f)	0.43(f)
Total from Investment Operations	0.17	(0.48)	0.18	0.52

Distributions:
Net Investment Income	(0.18)	(0.11)	(0.08)	-
Net Realized Gains	-	-	(0.15)	-
Total from Distributions	(0.18)	(0.11)	(0.23)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 9.87	$ 9.88	$ 10.47	$ 10.52

Total Return **	1.76%	(4.64)%	1.70%	5.20% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 36	$ 38	$ 119	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.54%	2.51%	16.71%	34.29% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.58)%	(0.45)%	(14.53)%	(32.25)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.81%	0.90%	1.04%	0.90% (c)
Portfolio Turnover	34%	56%	58%	124% (b)

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended		Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.96	$ 10.52	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.09	0.08	0.05
Net Gain (Loss) on Investments (Realized and Unrealized)	0.09	(0.57) (f)	(0.20) (f)
Total from Investment Operations	0.18	(0.49)	(0.15)

Distributions:
Net Investment Income	(0.08)	(0.07)	-
Net Realized Gains	-	-	(0.04)
Total from Distributions	(0.08)	(0.07)	(0.04)

Redemption Fees	-	-	- †

Net Asset Value, at End of Period	$ 10.06	$ 9.96	$ 10.52

Total Return **	1.87%	(4.67)%	(1.38)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 96	$ 94	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.54%	2.50%	2.43% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.51)%	(0.53)%	(0.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.88%	0.83%	0.89% (c)
Portfolio Turnover	34%	56%	58% (b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended			Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	0.45	(1.72) (f)	0.44 (f)	1.39 (f)
Total from Investment Operations	0.47	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	-	-	(0.34)	-
Total from Distributions	(0.10)	(0.17)	(0.39)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.31	$ 9.94	$ 11.72	$ 11.46

Total Return **	4.83%	(13.92)%	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,859	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.63%	1.63%	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.48)%	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90%	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.24%	0.96%	1.80%	0.71% (c)
Portfolio Turnover	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended			Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014	11/30/2013

Net Asset Value, at Beginning of Period	$ 9.93	$ 11.68	$ 11.44	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.00) †	0.08	0.17	0.07
Net Gain (Loss) on Investments (Realized and Unrealized)	0.46	(1.71) (f)	0.44 (f)	1.37(f)
Total from Investment Operations	0.46	(1.63)	0.61	1.44

Distributions:
Net Investment Income	(0.06)	(0.12)	(0.03)	-
Net Realized Gains	-	-	(0.34)	-
Total from Distributions	(0.06)	(0.12)	(0.37)	-

Redemption Fees	- †	-	- †	- †

Net Asset Value, at End of Period	$ 10.33	$ 9.93	$ 11.68	$ 11.44

Total Return **	4.72%	(14.13)%	5.42%	14.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 91	$ 124	$ 100	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.88%	1.89%	24.83%	77.18% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.77)%	(0.05)%	(22.19)%	(75.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.04)%	0.68%	1.50%	0.64% (c)
Portfolio Turnover	520%	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Year Ended		Period Ended (a)
	11/30/2016	11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.98	$ 11.71	$ 11.53

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.00) †	0.08	0.08
Net Gain (Loss) on Investments (Realized and Unrealized)	0.46	(1.72) (f)	0.29 (f)
Total from Investment Operations	0.46	(1.64)	0.37

Distributions:
Net Investment Income	(0.08)	(0.09)	-
Net Realized Gains	-	-	(0.19)
Total from Distributions	(0.08)	(0.09)	(0.19)

Redemption Fees	-	-	- †

Net Asset Value, at End of Period	$ 10.36	$ 9.98	$ 11.71

Total Return **	4.65%	(14.10)%	3.22% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 93	$ 89	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.88%	1.88%	1.92% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.73)%	(0.01)%	0.56% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.00)%	0.72%	1.33% (c)
Portfolio Turnover	520%	457%	352% (b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2016

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Core Return Fund and the CCA Aggressive Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued using market quotations provided by a pricing service.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the "Board" has determined that it will represent fair value.

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of November 30, 2016, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2016 (Total)
Assets
Common Stocks	$ 5,300,016	$ -	$ -	$ 5,300,016
Corporate Bonds	-	262,582	-	262,582
Exchange Traded Funds	4,973,299	-	-	4,973,299
Real Estate Investment Trusts	150,471	-	-	150,471
Warrants	329	-	-	329
U.S. Treasury Notes	-	243,710	-	243,710
Money Market Funds	126,437	-	-	126,437
Total	$ 10,550,552	$ 506,292	$ -	$ 11,056,844

During the year ended November 30, 2016, there were no transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of November 30, 2016, by major security type:

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2016 (Total)
Assets
Common Stocks	$ 19,440,606	$ -	$ -	$ 19,440,606
Exchange Traded Funds	59,683	-	-	59,683
Real Estate Investment Trusts	1,247,720	-	-	1,247,720
Money Market Funds	264,634	-	-	264,634
Total	$ 21,012,643	$ -	$ -	$ 21,012,643

During the year ended November 30, 2016, there were no transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the year presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended November 30, 2016, related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended November 30, 2016, the Funds did not incur any interest or penalties.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

SHARE VALUATION:  The Funds’ net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAVs are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for each Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

RECLASSIFICATION: For the year ended November 30, 2016 there were no permanent book/tax differences requiring reclassification for the Core Return Fund and Aggressive Return Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected for the CCA Core Return Fund during the year ended November 30, 2016. There was $50 in redemption fees collected for the CCA Aggressive Return Fund during the year ended November 30, 2016.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the year ended November 30, 2016, the Adviser earned $82,756 in management fees from the CCA Core Return Fund and $158,090 in management fees from the CCA Aggressive Return Fund.  During the year ended November 30, 2016, the Adviser waived management fees of $82,756 and reimbursed CCA Core Return Fund expenses in the total amount of $70,254.  During the year ended November 30, 2016, the Adviser waived management fees of $153,101 for the CCA Aggressive Return Fund.  At November 30, 2016, the Adviser owed $24,739 to the CCA Core Return Fund, and the CCA Aggressive Return Fund owed the Adviser $58.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2017, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2016, expense waivers and reimbursements subject to recoupment were as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2019	$153,010
Core Return Fund	November 30, 2018	$156,649
Core Return Fund	November 30, 2017	$192,904

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2019	$153,101
Aggressive Return Fund	November 30, 2018	$162,426
Aggressive Return Fund	November 30, 2017	$204,570

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objectives, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the year ended November 30, 2016 for the Core Return Fund were $1,802,096 and $1,239,486, respectively.  Inter-portfolio purchases and sales during the year ended November 30, 2016 for the Aggressive Return Fund were $1,239,486 and $1,802,096, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At November 30, 2016, paid in capital amounted to $11,375,857 and $22,547,011 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2016, were as follows:

Purchases……………………………………………..………….…...	$ 3,753,941
Sales……………………………………………………………….….	$ 3,664,892

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the year ended November 30, 2016, were as follows:

Purchases……………………………………………..………….……	$ 108,501,349
Sales……………………………………………………………….….	$ 109,257,694

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which each Fund may incur expenses related to distribution of its Investor Class Shares and Load Class Shares. Payments under the Plans are made to the Funds’ Distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the year ended November 30, 2016, the CCA Core Return Fund incurred $87 and $239 in distribution fees for the Investor Class and Load Class, respectively.  During the year ended November 30, 2016, the CCA Aggressive Return Fund incurred $268 and $228 in distribution fees for the Investor Class and Load Class, respectively.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2016, is $11,033,005.  As of November 30, 2016, the gross unrealized appreciation on a tax basis totaled $759,328 and the gross unrealized depreciation totaled $735,489 for a net unrealized appreciation of $23,839.

As of November 30, 2016 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

   $   23,839

Accumulated net realized loss on investments

     (383,961)

Defer Post October Loss

            (982)

Undistributed net investment income

        77,154

Total

   $(283,950)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2016, the CCA Core Return Fund had short-term and long-term capital loss carryforwards, with no expiration date, of $383,961.

For the year ended November 30, 2016, the CCA Core Return Fund paid an ordinary income distribution of $124,985.

For the year ended November 30, 2015, the CCA Core Return Fund paid an ordinary income distribution of $142,777.

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2016 is $20,596,245.  As of November 30, 2016, the gross unrealized appreciation on a tax basis totaled $856,523 and the gross unrealized depreciation totaled $440,125 for a net unrealized appreciation of $416,398.

As of November 30, 2016 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

$     416,398

Accumulated net realized loss on investments              (1,615,592)

Undistributed net investment income

           3,786

Other book/tax differences

     (309,094)

Total

$(1,504,502)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2016, the CCA Aggressive Return Fund had short-term capital loss carryforwards, with no expiration date, of $1,615,592.

For the year ended November 30, 2016, the CCA Aggressive Return Fund paid an ordinary income distribution of $213,928.

For the year ended November 30, 2015, the CCA Aggressive Return Fund paid an ordinary income distribution of $326,915.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of November 30, 2016, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 89% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of November 30, 2016, Charles Schwab, Inc. held in omnibus accounts for the benefit of others

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2016

approximately 89% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2016, the prime rate was 3.50%.  The Core Return Fund had total borrowings of $11,000 during the year ended November 30, 2016 and paid a total of $1 in related interest charges.  The line of credit is collateralized by publically traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At November 30, 2016, the prime rate was 3.50%.  The Aggressive Return Fund had total borrowings of $1,401,000 during the year ended November 30, 2016 and paid a total of $964 in related interest charges.  The line of credit is collateralized by publicly traded stock held by the Fund.

11.  REGULATORY MATTERS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure other than those listed below.  The following Funds paid the following per share distributions after November 30, 2016:

	Distribution Type	Ex-Date	Core Return Fund	Aggressive Return Fund
Institutional Class	Ordinary Income	12/28/2016	$0.11411 per share	$0.04451 per share
Investor Class	Ordinary Income	12/28/2016	$0.07723 per share	$0.01443 per share
Load Class	Ordinary Income	12/28/2016	$0.08862 per share	$0.01892 per share

Total Distribution			$125,921	$90,430

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CCA Investments Trust

and the Shareholders of CCA Core Return Fund and CCA Aggressive Return Fund

We have audited the accompanying statements of assets and liabilities of CCA Core Return Fund and CCA Aggressive Return Fund, each a series of shares of beneficial interest in CCA Investments Trust (the “Funds”), including the schedules of investments, as of November 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period December 26, 2012 (commencement of operations) to November 30, 2013.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCA Core Return Fund and CCA Aggressive Return Fund as of November 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended and for the period December 26, 2012 to November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 27, 2017

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

NOVEMBER 30, 2016 (UNAUDITED)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of sales charges for Load Class, management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2016 through November 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA Core - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$999.00	$4.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA Core - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$996.97	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

NOVEMBER 30, 2016 (UNAUDITED)

CCA Core - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$997.03	$5.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aggressive - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$1,037.22	$4.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aggressive - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$1,037.15	$5.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aggressive - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2016	November 30, 2016	June 1, 2016 to November 30, 2016

Actual	$1,000.00	$1,037.04	$5.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

NOVEMBER 30, 2016 (UNAUDITED)

   Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS

NOVEMBER 30, 2016 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act.

Name, Address and Age [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Brian S. Cohen Age: 57	Trustee	Indefinite; November 30, 2012 to present	Operating Partner, Altamont Capital Partners (since 2011); President, CEO and Board Member of Pacific Specialty Insurance Company, Pacific Specialty Property Casualty Company, Western Service Contract Corporation, and the McGraw Company (May, 2012 to April, 2014); Interim CEO McGraw Company and affiliate (May, 2012 to November, 2012); President and CEO of Strategic Growth Advisers, LLC (since 2009); Chairman and CEO of Arden Insurance Services, LLC (since 2015)	2

Pacific Specialty Insurance Company (2012-2014); Pacific Specialty Property Casualty Company (2012-2014); Western Service Contract Corporation (since 2012); The McGraw Company (since 2012); Strategic Growth Advisers, LLC (since 2009); Board Member of Access Insurance Company (since 2016)

Matthew J. Hart Age: 64	Trustee	Indefinite; November 30, 2012 to present	President, Hilton Hotel Corporation (1995-2007); retired since 2007	2	US Airways, American Airlines (since 2006); Air Lease Corporation (since 2010); Great American Group (2009-2015); American Homes 4 Rent (since 2013)
Eric R. L. Fleiss Age: 42	Trustee	Indefinite; October 17, 2013 to present	CEO, Regent Properties (since 2016); President, Regent Properties (since 2010); Vice President, Regent Properties (2005-2010)	2	n/a

1 Unless otherwise specified, the mailing address of each Trustee is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210.

2 The "Fund Complex" consists of CCA Investments Trust.

CCA INVESTMENTS TRUST

TRUSTEES AND OFFICERS (CONTINUED)

NOVEMBER 30, 2016 (UNAUDITED)

Each Trustee who is not affiliated with the Trust or Adviser will receive $5,000 per year.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Last 5 Years
Adam Checchi [2] Age: 39	President and Trustee	Indefinite; September 30, 2012 to present	Founder and Managing Member, Checchi Capital Advisers, LLC (since 2007)	2	n/a
Wesley Gallup Age: 35	Treasurer	Indefinite; November 30, 2012 to present

Director of Operations, Checchi Capital Advisers, LLC (since 2009); Chief Compliance Officer, Checchi Capital Advisers and Checchi Capital Fund Advisers (since 2015); Portfolio Manager, Eden Capital Management Partners, L.P. (2007-2009)

				n/a	n/a
David E. Scott Age: 45	Chief Compliance Officer	Indefinite; November 30, 2012 to present	Managing Member, D.E. Scott & Associates, LLC (since 2005)	n/a	n/a
Delia Mupita Age: 40	Secretary	Indefinite; July 2015 to present	Investment Associate, Checchi Capital Advisers, LLC (since 2014) Associate, Badgley Phelps Investment Managers (2005-2013)	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o CCA Investments Trust, 190 North Canon Drive, Suite 402, Beverly Hills, CA 90210

2 Mr. Checchi is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Funds’ investment adviser and sub-adviser.

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that Mr. Matthew Hart is a financial expert.  Mr. Hart is an independent Trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2016

$ 27,000

$ 0

FY 2015

$ 27,000

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2016

$ 0

$ 0

FY 2015

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2016

$ 4,000

$ 0

FY 2015

$ 4,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2016

$ 0

$ 0

FY 2015

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2016

$ 4,000

FY 2015

$ 4,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 2, 2017

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: February 2, 2017

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: February 2, 2017